         As filed with the Securities and Exchange Commission on March 25, 2008.


                                                     Registration No. 333-146699
                                                                        811-6584

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 1


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 40


                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
        (formerly, The Manufacturers Life Insurance Company of New York)
                           (Exact name of Registrant)

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
        (formerly, The Manufacturers Life Insurance Company of New York)
                               (Name of Depositor)

                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

                             Thomas J. Loftus, Esq.
                 John Hancock Life Insurance Company of New York
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)


                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NW
                            Washington, DC 20005-3306



Approximate Date of Proposed Public Offering: February 11, 2008



It is proposed that this filing will become effective:



[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485



[ ]  on _______ pursuant to paragraph (b) of Rule 485



[X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485



[ ]  on ______ pursuant to paragraph (a)(1) of Rule 485



If appropriate, check the following box:



[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Variable Annuity Insurance Contracts

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS


          (This filing is being made solely to include a new prospectus to the registration statement)

                                                   Prospectus dated ______, 2008



                  VENTURE(R) [PROPRIETARY VA] VARIABLE ANNUITY



This Prospectus describes interests in VENTURE(R) [Proprietary VA] flexible Purchase Payment deferred variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Venture(R) [Proprietary VA] Variable Annuity Contract for the name of your issuing Company.


VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a DCA Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds of John Hancock Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus. John Hancock Investment Management Services, LLC is the investment adviser to the John Hancock Trust. We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund:


CAPITAL RESEARCH AND MANAGEMENT                  LORD, ABBETT & CO., LLC                          TEMPLETON GLOBAL ADVISORS LIMITED
COMPANY                                             Mid Cap Value Trust                             Global Trust
(Adviser to the American Fund Insurance Series)  MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.)        WELLINGTON MANAGEMENT COMPANY, LLP
   American Asset Allocation Trust               LIMITED                                            Core Allocation Plus Trust
   American Blue Chip Income and                    American Fundamental Holdings Trust             Investment Quality Bond Trust
   Growth Trust                                     Franklin Templeton Founding Allocation Trust    Mid Cap Stock Trust
   American Bond Trust                              Lifestyle Balanced Trust
   American Global Small Capitalization Trust       Lifestyle Conservative Trust
   American Growth Trust                            Lifestyle Growth Trust
   American Growth-Income Trust                     Lifestyle Moderate Trust
FRANKLIN MUTUAL ADVISORS LLC                        Money Market Trust
   Mutual Shares Trust



CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE INVESTMENT OPTIONS THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




Venture Proprietary VA
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)                      JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
ANNUITIES SERVICE CENTER         MAILING ADDRESS                  ANNUITIES SERVICE CENTER         MAILING ADDRESS
164 Corporate Drive              Post Office Box 9505             164 Corporate Drive              Post Office Box 9506
Portsmouth, NH 03801-6815        Portsmouth, NH 03802-9505        Portsmouth, NH 03801-6815        Portsmouth, NH 03802-9506
(617) 663-3000 or                www.jhannuities.com              (877) 391-3748 or                www.jhannuitiesnewyork.com
(800) 344-1029                                                    (800) 551-2078

                                TABLE OF CONTENTS



I. GLOSSARY OF SPECIAL TERMS                                                                                        1
II. OVERVIEW                                                                                                        3
III. FEE TABLES                                                                                                     7
   EXAMPLES                                                                                                         8
IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS                                              11
   THE COMPANIES                                                                                                   11
   THE SEPARATE ACCOUNTS                                                                                           11
   THE FUNDS                                                                                                       12
   VOTING INTEREST                                                                                                 16
V. DESCRIPTION OF THE CONTRACT                                                                                     17
   ELIGIBLE PLANS                                                                                                  17
   ACCUMULATION PERIOD PROVISIONS                                                                                  17
     Purchase Payments                                                                                             17
     Accumulation Units                                                                                            18
     Value of Accumulation Units                                                                                   18
     Net Investment Factor                                                                                         18
     Transfers Among Investment Options                                                                            18
     Maximum Number of Investment Options                                                                          19
     Telephone and Electronic Transactions                                                                         20
     Special Transfer Services-Dollar Cost Averaging                                                               20
     Special Transfer Services-Asset Rebalancing Program                                                           21
     Withdrawals                                                                                                   21
     Special Withdrawal Services - The Systematic Withdrawal Program                                               22
     Death Benefit During Accumulation Period                                                                      22
   PAY-OUT PERIOD PROVISIONS                                                                                       23
     General                                                                                                       23
     Annuity Options                                                                                               24
     Determination of Amount of the First Variable Annuity Payment                                                 26
     Annuity Units and the Determination of Subsequent Variable Annuity Payments                                   26
     Transfers During Pay-out Period                                                                               27
     Death Benefit During Pay-out Period                                                                           27
   OTHER CONTRACT PROVISIONS                                                                                       27
     Right to Review                                                                                               27
     Ownership                                                                                                     28
     Annuitant                                                                                                     28
     Beneficiary                                                                                                   28
     Modification                                                                                                  28
     Our Approval                                                                                                  28
     Misstatement and Proof of Age, Sex or Survival                                                                29
     Loans                                                                                                         29
VI. OPTIONAL BENEFITS                                                                                              30
   RESTRICTIONS ON INVESTMENT OPTIONS UNDER [NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE SERIES] RIDERS     34
     Calculation of Lifetime Income Amount                                                                         36
     Withdrawals before the Lifetime Income Date                                                                   36
     Withdrawals after the Lifetime Income Date                                                                    36
     Effect of withdrawals on Bonuses and "Target Amount" Adjustments                                              37
   INCREASES IN GUARANTEED AMOUNTS AND BONUSES                                                                     39
     Bonuses and "Target Amount" Adjustments                                                                       39
     Impact of Additional Purchase Payments on [New Guaranteed Minimum Withdrawal Benefit for Life Series]         41
VII. CHARGES AND DEDUCTIONS                                                                                        45
   WITHDRAWAL CHARGES                                                                                              45
   ANNUAL CONTRACT FEE                                                                                             46
   ASSET-BASED CHARGES                                                                                             47
     Daily Administration Fee                                                                                      47
     Mortality and Expense Risks Fee                                                                               47
   REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS                                                              47
   PREMIUM TAXES                                                                                                   48
VIII. FEDERAL TAX MATTERS                                                                                          49
   INTRODUCTION                                                                                                    49
   OUR TAX STATUS                                                                                                  49
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS                                                                    49
   CHARITABLE REMAINDER TRUSTS                                                                                     49
   NON-QUALIFIED CONTRACTS                                                                                         50
     Undistributed Gains                                                                                           50
     Taxation of Annuity Payments                                                                                  50
     Surrenders, Withdrawals and Death Benefits                                                                    50
     Taxation of Death Benefit Proceeds                                                                            50
     Penalty Tax on Premature Distributions                                                                        51
     Puerto Rico Non-Qualified Contracts                                                                           51
     Diversification Requirements                                                                                  51
   QUALIFIED CONTRACTS                                                                                             52
     Penalty Tax on Premature Distributions                                                                        53
     Tax-Free Rollovers                                                                                            53
     Loans                                                                                                         54
     Puerto Rico Contracts Issued to Fund Retirement Plans                                                         54
   SEE YOUR OWN TAX ADVISER                                                                                        54
IX. GENERAL MATTERS                                                                                                55
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM                                                        55
   DISTRIBUTION OF CONTRACTS                                                                                       55
     Standard Compensation                                                                                         55
     Revenue Sharing and Additional Compensation                                                                   56
     Differential Compensation                                                                                     56
   CONFIRMATION STATEMENTS                                                                                         56
   REINSURANCE ARRANGEMENTS                                                                                        56
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGES                                                          A-1
APPENDIX B: GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES                                                         B-1
APPENDIX C: QUALIFIED PLAN TYPES                                                                                   C-1

We provide additional information about the Contracts and the Separate Account, including information on our history, the accumulation unit value tables, services provided to the Separate Account and legal and regulatory matters, in Statements of Additional Information. We filed the Statement of Additional Information with the SEC on the same date as this Prospectus and incorporate it herein by reference. You may obtain a copy of the current Statement of Additional Information without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents


General Information and History                                              1
Accumulation Unit Value Tables                                               1
Services                                                                     1
           Independent Registered Public Accounting Firm                     1
           Servicing Agent                                                   1
           Principal Underwriter                                             1
           Special Compensation and Reimbursement Arrangements               2
Legal and Regulatory Matters                                                 3
Appendix A: Financial Statements                                             A-1


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A Statement of Additional Information
Table of Contents


General Information and History                                                1
Accumulation Unit Value Tables                                                 1
Services                                                                       1
           Independent Registered Public Accounting Firm                       1
           Servicing Agent                                                     1
           Principal Underwriter                                               1
           Special Compensation and Reimbursement Arrangements                 2
Legal and Regulatory Matters                                                   3
Appendix A: Financial Statements                                             A-1

                          I. Glossary of Special Terms


The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Annuity Commencement Date.

ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant." The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant." The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 164 Corporate Drive, Portsmouth, NH 03801-6815.

ANNUITY COMMENCEMENT DATE: The date on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Annuity Commencement Date is the date specified on the Contract specifications page, unless changed.

ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading of the New York Stock Exchange, which generally is 4:00 p.m. Eastern Time.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock USA or John Hancock New York.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTRACT: The Variable Annuity contract offered by this Prospectus.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Account values attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

DCA FIXED INVESTMENT OPTION: An Investment Option, held in the Company's general account, established to make automatic transfers over a pre-determined period to elected Variable Investment Options.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FUND: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.



INVESTMENT OPTIONS: The investment choices available to Contract Owners.



JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).


MATURITY DATE: The latest date on which the Pay-out Period may commence. The Maturity Date is the date specified on the Contract specifications page, unless changed.

NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

PAY-OUT PERIOD: The period when we make annuity payments to you following the Annuity Commencement Date.

PROSPECTUS: This Prospectus that describes interests in the Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.


RIDER: An optional benefit that you may elect for an additional charge.


SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

STEP-UP: An increase in the Benefit Base and Lifetime Income Amount on certain Contract Anniversary dates when your Contract Value exceeds the previous Benefit Base.

STEP-UP DATE: The date on which we determine whether a Step-up could occur.

SUB-ACCOUNT: A Sub-Account of a Separate Account. Each Sub-Account invests in shares of a specific Fund.

UNLIQUIDATED PURCHASE PAYMENTS: The amount of all Purchase Payments in the Contract net of any withdrawals in excess of earnings that have been taken to date.

VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

WITHDRAWAL AMOUNT: The total amount taken from your Contract Value, including any applicable withdrawal charge, tax and proportional share of administrative fee, to process a withdrawal.

                                  II. Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchase a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

The Contract is a flexible Purchase Payment deferred Variable Annuity Contract between you and a Company. "Deferred" means payments by a Company begin on a future date under the Contract. "Variable" means your investment amounts in the Contract may increase or decrease in value daily based upon your investment choices. The Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis.

WHO IS ISSUING MY CONTRACT?

Your Contract provides the name of the Company that issues your Contract. In general, John Hancock USA may issue the Contract in any jurisdiction except New York. John Hancock New York issues the Contract only in New York. Each Company sponsors its own Separate Account.

WHAT ARE SOME BENEFITS OF THE CONTRACT?

The Contract offers access to diversified money managers, a death benefit and an optional death benefit, an optional guaranteed minimum withdrawal benefit, annuity payments and tax-deferred treatment of earnings.

In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. WHEN YOU PURCHASE A CONTRACT FOR ANY TAX-QUALIFIED RETIREMENT PLAN, THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRED TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE PLAN. CONSEQUENTLY, YOU SHOULD PURCHASE A CONTRACT FOR A QUALIFIED PLAN ONLY ON THE BASIS OF OTHER BENEFITS OFFERED BY THE CONTRACT. THESE BENEFITS MAY INCLUDE LIFETIME INCOME PAYMENTS, PROTECTION THROUGH LIVING AND DEATH BENEFITS, AND GUARANTEED FEES.

We will pay a death benefit to your Beneficiary if you die during the Accumulation Period, which is described in this Prospectus under "Death Benefit During Accumulation Period." For an additional fee, you may elect an optional death benefit called the "Annual Step Death Benefit." The Contract also offers optional guaranteed minimum withdrawal benefits, each for an additional fee. We provide more information about these benefits under "VI. Optional Benefits."

We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity payments will begin on the Annuity Commencement Date. You select the Annuity Commencement Date, the frequency of payment and the type of annuity payment option. Annuity payments are made to the Annuitant.

HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. During the Accumulation Period, your Purchase Payments will be allocated to Investment Options. You may transfer among the investment options and take withdrawals. Later, beginning on the Contract's Annuity Commencement Date, that Company makes one or more annuity payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period will be variable and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your choice.

HOW CAN I INVEST MONEY IN THE CONTRACT?

We use the term Purchase Payment to refer to the investments you make in the Contract. The table below shows the required minimum amount for the initial Purchase Payment. The table also shows the required minimum amount for additional Purchase Payments. Generally, you may make additional Purchase Payments at any time.


              TYPE OF         MINIMUM INITIAL      MINIMUM ADDITIONAL
             CONTRACT        PURCHASE PAYMENT       PURCHASE PAYMENT
           Non-Qualified           $5,000               $30
             Qualified             $2,000               $30


If a Purchase Payment causes your Contract Value to exceed $1 million or your Contract Value already exceeds $1 million, you must obtain our approval in order to make the Purchase Payment.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has an annual Contract fee of $30. Your Contract also has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in a DCA Fixed Investment Option. We take the deduction proportionally from each of your Variable Investment Options. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options, based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.

WHAT ARE MY INVESTMENT CHOICES?

You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund (reduced by certain charges we deduct - see "III. Fee Tables"). Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select.

Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related business sectors, (b) small cap securities and
(c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your broker-dealer.

HOW CAN I CHANGE MY INVESTMENT CHOICES?

Allocation of Purchase Payments. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.


Transfers Among Investment Options. During the Accumulation Period, you may transfer your investment amounts among Investment Options, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options," on page __. During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period."


The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the Investment Company Act of 1940, as amended (the "1940 Act") to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to the John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.


HOW DO I ACCESS MY MONEY?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If the Withdrawal Amount of a partial withdrawal would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to premium tax, income tax and a 10% IRS penalty tax.

WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY I BUY UNDER THE CONTRACT?

For the additional charge shown in the Fee Tables, you may elect a Rider offering optional benefits. The availability of the Riders may vary by state.

Guaranteed Minimum Withdrawal Benefit Riders
Each of our optional guaranteed minimum withdrawal benefit Riders guarantees that you will be able to make withdrawals in an amount, and over a period of time, specified in your Rider, regardless of your Contract's investment performance. For more details, see "VI. Optional Benefits." The guaranteed minimum withdrawal benefit Riders offered under the Contract are:


      -  [NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE]
      -  [NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- JOINT LIFE]



We refer to both of these Riders as the "New Guaranteed Minimum Withdrawal Benefit for Life Series." You may elect to purchase one of these optional benefit Riders, if available in your state. You may only elect one guaranteed minimum withdrawal benefit Rider. You may not be age 81 or over to purchase the [New Guaranteed Minimum Withdrawal Benefit for Life] and the older of you and your spouse must not be age 81 or over to purchase the [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life].



We designed the New Guaranteed Minimum Withdrawal Benefit for Life Series Riders to make a Lifetime Income Amount available for annual withdrawals starting on a Lifetime Income Date. If you limit your annual withdrawals to the Lifetime Income Amount, we will make this benefit available for as long as you live, even after your Contract Value reduces to zero. You may extend this benefit to cover the lifetimes of you and your spouse by selecting our [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] option.



Under our [New Guaranteed Minimum Withdrawal Benefit for Life Series] Riders, you choose how much Contract Value to withdraw at any time. We may reduce the Lifetime Income Amount that we guarantee for future lifetime benefit payments, however, if your annual Withdrawal Amounts:


      - exceed the Lifetime Income Amount in any year after the Lifetime Income Date, or

      - exceed certain limits, that vary by Rider, before the Lifetime Income Date.

We will pay guaranteed minimum withdrawal benefits automatically during a guaranteed minimum withdrawal benefit Rider's "Settlement Phase" that we describe in the "Optional Benefits" section of the Prospectus.


YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWAL AMOUNTS EXCEED THE LIMITS SPECIFIED IN A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. WE MAY REDUCE THE LIFETIME INCOME AMOUNT IF YOU TAKE ANY WITHDRAWALS BEFORE THE APPLICABLE LIFETIME INCOME DATE. YOU WILL LOSE THE LIFETIME INCOME AMOUNT IF YOUR WITHDRAWAL AMOUNTS BEFORE THE APPLICABLE LIFETIME INCOME DATE DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING "BENEFIT BASE" (SEE "[NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE SERIES] RIDER DEFINITIONS" ON PAGE __) TO ZERO.



The initial Benefit Base is equal to your initial Purchase Payment, up to the maximum Benefit Base ($5 million). We will increase the Benefit Base by a Bonus that may vary by the Rider you select, if you choose not to make any withdrawals at all during certain Contract Years. We also may increase or "Step-up" the guaranteed minimum withdrawal benefit amounts on certain dates to reflect market performance or other factors. You may also increase the amounts we guarantee, by making additional Purchase Payments that we accept. WE IMPOSE SPECIAL LIMITS ON ADDING PURCHASE PAYMENTS AFTER THE FIRST YEAR FOR CONTRACTS ISSUED WITH ANY OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS.

IF YOU ELECT TO PURCHASE ANY OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THESE BENEFITS. WE ALSO RESERVE THE RIGHT TO IMPOSE ADDITIONAL RESTRICTIONS ON INVESTMENT OPTIONS AT ANY TIME. If we do impose additional restrictions, any amounts you allocated to a permitted Investment Option will not be affected by the restriction as long as it remains in that Investment Option. (We describe the currently available Investment Options for Contracts issued with any of the guaranteed minimum withdrawal benefit Riders in the "Optional Benefits" section of this Prospectus.)



WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?


In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

      - full or partial withdrawals (including surrenders, systematic withdrawals and withdrawals under a guaranteed minimum withdrawal benefit Rider);

      -     payment of any death benefit proceeds; and

      -     periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

      -     the type of the distribution;

      -     when the distribution is made;

      - the nature of any Qualified Plan for which the Contract is being used; and

      -     the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract.


IF YOU ARE PURCHASING THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN, ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


We provide additional information on taxes in "VIII. Federal Tax Matters." We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?

In most cases, you have the right to cancel your Contract within 10 days (or longer in some states) after you receive it. In most states, you will receive a refund equal to the Contract Value on the date of cancellation, which may be increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract is issued as an "IRA", you will receive a refund of any Purchase Payments you made if that amount is higher than Contract Value (increased by any charges for premium taxes). The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                 III. Fee Tables


The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Venture(R) [Proprietary VA] Contract. These fees are more completely described in this Prospectus under "VII. Charges and Deductions." The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectus. Unless otherwise shown, the tables below show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).


THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.



                      CONTRACT OWNER TRANSACTION EXPENSES1
                    JOHN HANCOCK USA & JOHN HANCOCK NEW YORK



                  MAXIMUM WITHDRAWAL CHARGE 2
             (as percentage of Purchase Payments)
  First Year                                           6.00%
  Second Year                                          6.00%
  Third Year                                           5.00%
  Fourth Year                                          5.00%
  Fifth Year                                           4.00%
  Sixth Year                                           3.00%
  Seventh Year                                         2.00%
  Thereafter                                              0%

  TRANSFER FEE 3
  Maximum Fee                                           $ 25
  Current Fee                                            $ 0



      1 State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (see "VII. Charges and Deductions -- Premium Taxes").



      2 This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of each Purchase Payment.



      3 We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.


               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES


 ANNUAL CONTRACT FEE 1                                  $30

=======================================================================

 ANNUAL SEPARATE ACCOUNT EXPENSES 2
    Mortality and Expense Risks Fee                     1.20%
    Daily Administration Fee (asset based)              0.15%
                                                       =======
    TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES2             1.35%
    (With No Optional Riders Reflected)
=======================================================================



OPTIONAL BENEFITS
Guaranteed Minimum Withdrawal Benefit Riders
(You may select only one of the following. We deduct the fee on an annual basis from Contract Value.)



                     [NEW GUARANTEED MINIMUM  [NEW GUARANTEED MINIMUM
                     WITHDRAWAL BENEFIT FOR    WITHDRAWAL BENEFIT FOR
                              LIFE]             LIFE -- JOINT LIFE]
    Maximum Fee 3             1.20%                    1.20%

    Current Fee 3            [0.95%]                  [1.20%]



      1 The $30 annual Contract fee will not be assessed prior to the Maturity Date if at the time of its assessment the Contract Value is greater than or equal to $50,000.



      2 A daily charge reflected as a percentage of the Variable Investment Options.



      3 The current charge for the [New Guaranteed Minimum Withdrawal Benefit for Life] is [0.95%], and the current charge for the [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] Riders is [1.20%], of the Adjusted Benefit Base. We reserve the right to increase the charge to a maximum charge of 1.20% of the Benefit Base if it is Stepped-up to equal the Contract Value.



THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. NEITHER THE MINIMUM NOR MAXIMUM EXPENSES REFLECT ANY CONTRACTUAL EXPENSE REIMBURSEMENTS. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.



 TOTAL ANNUAL FUND OPERATING EXPENSES                 MINIMUM      MAXIMUM
-------------------------------------------------------------------------------
 Range of expenses that are deducted from Fund           %            %
 assets, including management fees, Rule 12b-1
 fees, and other expenses



EXAMPLES


We provide the following examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses. Example 1 pertains to a Contract with the optional benefit Riders shown below. Example 2 pertains to a Contract without optional benefit Riders. Neither of the Examples reflects any contractual Fund expense reimbursements.

EXAMPLE 1: MAXIMUM FUND OPERATING EXPENSES - CONTRACT WITH OPTIONAL BENEFIT
RIDERS


The following example assumes that you invest $10,000 in a Contract with the optional benefit Rider shown below. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and Rider fees, and the maximum fees and expenses of any of the Funds. Please note that the Rider fees are reflected as a percentage of the Adjusted Benefit Base, which may vary in value from the total Variable Investment Option value. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 JOHN HANCOCK USA & JOHN HANCOCK NEW YORK
 NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE
-----------------------------------------------------------------------------
                                     1 YEAR    3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------
 If you surrender the Contract at
 the end of the applicable time         $         $         $          $
 period:
-----------------------------------------------------------------------------
 If you annuitize, or do not
 surrender the Contract at the end      $         $         $          $
 of the applicable time period:



EXAMPLE 2: MINIMUM FUND OPERATING EXPENSES -- CONTRACT WITH NO OPTIONAL BENEFIT RIDERS


The next example assumes that you invest $10,000 in a Contract, but with no optional benefit Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


 JOHN HANCOCK USA & JOHN HANCOCK NEW YORK
-----------------------------------------------------------------------------
                                     1 YEAR   3 YEARS    5 YEARS   10 YEARS
-----------------------------------------------------------------------------
 If you surrender the Contract at
 the end of the applicable time        $         $          $         $
 period:
-----------------------------------------------------------------------------
 If you annuitize, or do not
 surrender the Contract at the end     $         $          $         $
 of the applicable time period:
-----------------------------------------------------------------------------



THE FOLLOWING TABLES DESCRIBE THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007, EXCEPT AS STATED BELOW IN THE NOTES THAT FOLLOW THE TABLES. THE TABLES SHOW ONLY THOSE CONTRACTUAL EXPENSE REIMBURSEMENTS EXTENDING A YEAR BEYOND THE DATE OF THIS PROSPECTUS. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLES.


The Funds available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (See Optional Benefits).


                                                          ACQUIRED      TOTAL      CONTRACTUAL      NET
                         MANAGEMENT  12B-1    OTHER       FUND FEES   OPERATING      EXPENSE     OPERATING
                           FEES      FEES   EXPENSES 1  AND EXPENSES  EXPENSES 2  REIMBURSEMENT  EXPENSES
----------------------------------------------------------------------------------------------------------
JOHN HANCOCK
TRUST (SERIES I):
Franklin Templeton
Founding Allocation
Global
Core Allocation Plus
Investment Quality Bond
Lifestyle Balanced
Lifestyle Conservative
Lifestyle Growth
Lifestyle Moderate
Mid Cap Stock
Mid Cap Value
Money Market
Mutual Shares
(SERIES III - MFC
GLOBAL AMERICAN
FUNDS):
American Fundamental
Holdings
----------------------------------------------------------------------------------------------------------

                      FEEDER FUNDS 6                               MASTER FUND 6
-------------------------------------------------------------------------------------------------------------------
                                                          TOTAL                                      TOTAL MASTER &
                      MANAGEMENT               OTHER    OPERATING  MANAGEMENT               OTHER        FEEDER
                         FEES     12B-1 FEES  EXPENSES  EXPENSES     FEES 7    12B-1 FEES  EXPENSES     EXPENSES
-------------------------------------------------------------------------------------------------------------------
(SERIES III - JHT
AMERICAN FUNDS):
-------------------------------------------------------------------------------------------------------------------
American Asset
Allocation                --
American Blue Chip
Income and Growth         --
American Bond             --
American Global
Small Capitalization      --
American Growth           --
American Growth-
Income                    --
-------------------------------------------------------------------------------------------------------------------



NOTES TO FUND EXPENSE TABLES



[To be filed by Amendment]



LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of our respective Separate Account may be found in the Statement of Additional Information.

     IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS



THE COMPANIES
================================================================================
We are subsidiaries of Manulife Financial Corporation.
================================================================================



Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.


John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.


John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its home office is located at 100 Summit Lake Drive, Valhalla, New York 10595.


The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:



  AAA                     Extremely strong financial security characteristics;
  Standard & Poor's       1st category of 21




  A++                     Superior companies have a very strong ability to meet
  A.M. Best               their obligations; 1st category of 16



  AA+                     Very strong capacity to meet policyholder and contract
  Fitch                   obligations; 2nd category of 24





John Hancock USA has also received the following rating from Moody's:




  Aa1                      Excellent in financial strength;
  Moody's                  2nd category of 21




These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.


When you direct money into a DCA Fixed Investment Option, the Company guarantees the principal value and the rate of interest credited to that Investment Option for the term of any DCA guarantee period.

THE SEPARATE ACCOUNTS


================================================================================
We use our Separate Accounts to support the Variable Investment Options you choose.
================================================================================
You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.


For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as The Manufacturers Life Insurance Company (U.S.A.), became the owner of this Separate Account in a merger transaction with The Manufacturers

Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.


For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Account may not be charged with liabilities arising out of any of the respective Company's business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE FUNDS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in shares of a corresponding Fund of John Hancock Trust.

THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.

Investment Management
The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.

The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a Subadviser for a Fund or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Fund Expenses
The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2006, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.


The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.45% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides (see Distribution of Contracts in "IX. General Matters"). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.


Funds-of-Funds and Master-Feeder Funds
Each of the John Hancock Trust's American Fundamental Holdings, Franklin Templeton Founding Allocation, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") is a "fund-of-funds" that invest in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying funds for that Fund, including expenses and associated investment risks.



Each of the John Hancock Trust's American Asset Allocation, American Blue Chip Income and Growth, American Bond, American Global Small Capitalization, American Growth and American Growth-Income, ("JHT American Funds") invests in Series III shares of the corresponding investment portfolio of a "master" fund. The JHT American Funds operate as "feeder funds," which means that the each Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The combined master and feeder 12b-1 fees for each JHT American Fund totals 0.25% of net assets. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.


Fund Investment Objectives and Strategies
You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST
          We show the Fund's manager (i.e., subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.


       The Funds available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (See Optional Benefits).

CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance Series) - ADVISER TO MASTER FUND


American Asset Allocation Trust        Seeks to provide high total return
                                       (including income and capital gains)
                                       consistent with preservation of capital
                                       over the long term. To do this, the Fund invests all of its assets in the master fund, Class 1 shares of the American
                                       Funds Insurance Series Asset Allocation
                                       Fund, which invests in a diversified
                                       portfolio of common stocks and other
                                       equity securities, bonds and other
                                       intermediate and long-term debt
                                       securities, and money market
                                       instruments.



American Blue Chip Income and          Seeks to produce income exceeding the
Growth Trust                           average yield on U.S. stocks generally
                                       (as represented by the average company
                                       yield on S&P 500 Composite Index ("S&P
                                       500"))2 and to provide an opportunity
                                       for growth of principal consistent with
                                       sound common stock investing. To do
                                       this, the Fund invests all of its assets in the master fund, Class 2 shares of the American Funds Insurance Series Blue
                                       Chip Income and Growth Fund, which
                                       invests primarily in common stocks of
                                       larger, more established companies based in the United States.


American Bond Trust                    Seeks to maximize current income and
                                       preserve capital. To do this, the Fund
                                       invests all of its assets in the master
                                       fund, Class 2 shares of the American
                                       Funds Insurance Series Bond Fund, which
                                       normally invests at least 80% of its
                                       assets in bonds, with at least 65% in
                                       investment-grade debt securities and up
                                       to 35% in lower rated fixed income
                                       securities.


(American Fundamental                  (This Fund is listed under MFC
Holdings Trust)                        Global Investment Management
                                       (U.S.A.), Limited)



American Global Small                  Seeks to make the shareholders'
Capitalization Trust                   investment grow over time. To do this,
                                       the Fund invests all of its assets in
                                       the master fund, Class 1 shares of
                                       the American Funds Insurance Series
                                       Global Small Capitalization Fund, which
                                       invests primarily in stocks of smaller
                                       companies located around the world.
                                       Normally, the Fund invests at least 80%
                                       of its assets in equity securities of
                                       companies with small market
                                       capitalizations.


American Growth Trust                  Seeks to make the shareholders'
                                       investment grow. To do this, the Fund
                                       invests all of its assets in the master
                                       fund, Class 2 shares of the American
                                       Funds Insurance Series Growth Fund,
                                       which invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

American Growth-Income Trust           Seeks to make the shareholders'
                                       investments grow and to provide the
                                       shareholder with income over time. To do this, the Fund invests all of its assets in the master fund, Class 2 shares of the American Funds Insurance Series
                                       Growth-Income Fund, which invests
                                       primarily in common stocks or other
                                       securities that demonstrate the
                                       potential for appreciation and/or
                                       dividends.


FRANKLIN MUTUAL ADVISORS, LLC


Mutual Shares Trust                    Seeks capital appreciation, which may be
                                       short-term, and income. To do this, the
                                       Fund invests mainly in equity securities of companies of any nation at market prices less than their intrinsic value.


LORD, ABBETT & CO., LLC



Mid Cap Value Trust                    Seeks capital appreciation. To do this,
                                       the Fund invests at least 80% of its net assets in stocks of mid-sized companies that have potential for significant market appreciation due to growing recognition of improvement in their financial results or anticipation of such improvement.



MFC GLOBAL INVESTMENT MANAGEMENT
(U.S.A.) LIMITED 1



American Fundamental Holdings Trust    Seeks long term growth of capital. To do
                                       this, the Fund invests in Class 1 shares of the American Funds Insurance Series:
                                       Bond Fund, Growth Fund, Growth-Income
                                       Fund, and International Fund. The Fund
                                       is permitted to invest in six other
                                       Underlying Funds of the American Funds
                                       Insurance Series: Asset Allocation Fund,
                                       Blue Chip Income and Growth Fund, Global
                                       Growth Fund, Global Small Capitalization
                                       Fund, High-Income Bond Fund, and New
                                       World Fund.

MFC GLOBAL INVESTMENT MANAGEMENT
(U.S.A.) LIMITED 1 - CONTINUED



Franklin Templeton Founding            Seeks long-term growth of capital. To do
Allocation Trust                       this, the Fund invests primarily in
                                       three JHT portfolios subadvised by
                                       Franklin Templeton: Global Trust, Income
                                       Trust and Mutual Shares Trust. The Fund
                                       is a fund of funds and is also
                                       authorized to invest in NAV shares of
                                       many other JHT portfolios and other
                                       investment companies.


Lifestyle Balanced Trust               Seeks a balance between a high level of
                                       current income and growth of capital,
                                       with a greater emphasis on growth of
                                       capital. To do this, the Fund invests
                                       approximately 40% of its assets in JHT
                                       Funds which invest primarily in fixed
                                       income securities and approximately 60%
                                       in Funds which invest primarily in
                                       equity securities.

Lifestyle Conservative Trust           Seeks a high level of current income
                                       with some consideration given to growth
                                       of capital. To do this, the Fund invests approximately 80% of its assets in JHT
                                       Funds which invest primarily in fixed
                                       income securities and approximately 20%
                                       in Funds which invest primarily in
                                       equity securities.

Lifestyle Growth Trust                 Seeks long-term growth of capital.
                                       Current income is also a consideration.
                                       To do this, the Fund invests
                                       approximately 20% of its assets in JHT
                                       Funds which invest primarily in fixed
                                       income securities and approximately 80%
                                       in Funds which invest primarily in
                                       equity securities.

Lifestyle Moderate Trust               Seeks a balance between a high level of
                                       current income and growth of capital,
                                       with a greater emphasis on income. To do this, the Fund invests approximately 60% of its assets in JHT Funds which invest primarily in fixed income securities and approximately 40% in Funds which invest primarily in equity securities.


Money Market Trust                     Seeks to obtain maximum current income
                                       consistent with preservation of
                                       principal and liquidity. To do this, the Fund invests in high quality, U.S.
                                       dollar denominated money market
                                       instruments.



TEMPLETON GLOBAL ADVISORS LIMITED


Global Trust                           Seeks long-term capital appreciation. To
                                       do this, the Fund invests primarily in
                                       the equity securities of companies
                                       located throughout the world, including
                                       emerging markets.


WELLINGTON MANAGEMENT COMPANY, LLP


Core Allocation Plus Trust             Seeks to provide total return,
                                       consisting of long-term capital
                                       appreciation and current income. To do
                                       this, the Fund invests in equity and
                                       fixed income securities of issuers
                                       located within and outside the U.S. The
                                       Fund will invest a significant portion
                                       of its assets outside of the U.S. The
                                       Fund will allocate its assets between
                                       fixed income securities and equity
                                       securities based upon the subadviser's
                                       targeted asset mix, which may change
                                       over time.

Investment Quality Bond Trust          Seeks to provide a high level of current
                                       income consistent with the maintenance
                                       of principal and liquidity. To do this,
                                       the Fund invests at least 80% of its net assets in bonds rated investment grade, focusing on corporate and U.S government bonds with intermediate to longer term maturities.


Mid Cap Stock Trust                    Seeks long-term growth of capital. To do
                                       this, the Fund invests at least 80% of
                                       its net assets in equity securities of
                                       medium-sized companies with significant
                                       capital appreciation potential.



1 Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited in its management of the Lifestyle Trusts.



2 S&P 500(R) is a trademark of The McGraw-Hill Companies, Inc. None of the John Hancock Trust portfolios are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

================================================================================
You instruct us how to vote Fund shares.
================================================================================



VOTING INTEREST
We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.


During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                         V. DESCRIPTION OF THE CONTRACT



ELIGIBLE PLANS


The Contract may be used to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/ partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "Qualified Contracts"). We also designed the Contract so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law. We currently are not offering this Contract in connection with Section 403(b) qualified plans that are not subject to Title I of the Employee
Retirement Income Security Act of 1974 (ERISA).

ACCUMULATION PERIOD PROVISIONS


================================================================================
We may impose restrictions on your ability to make initial and additional Purchase Payments.
================================================================================



Purchase Payments
You may make Purchase Payments to us at our Annuities Service Center at any time. The minimum initial Purchase Payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Additional Purchase Payments must be at least $30. All Purchase Payments must be in U.S. dollars. We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1 million or your Contract Value already exceeds $1 million, you must obtain our approval in order to make the payment.



John Hancock USA may reduce the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:

      - You purchase your Contract through a 1035 exchange or a Qualified Plan transfer of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value drops below the applicable minimum initial Purchase Payment requirement due to market conditions.

      - You purchase more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payments for these new Contracts is equal to or greater than $50,000.

      - You and your spouse each purchase at least one new Contract AND the average initial Purchase Payments for the new Contract(s) is equal to or greater than $50,000.

      - You purchase multiple Contracts issued in conjunction with a written Retirement Savings Plan (either qualified or non-qualified), for the benefit of plan participants AND the Annuitant under each contract is a plan participant AND the average initial Purchase Payment for these new Contracts is equal to or greater than $50,000.

If permitted by state law, John Hancock USA may cancel a Contract at the end of any TWO consecutive Contract Years in which no Purchase Payments have been made, if both:

      - the total Purchase Payments made over the life of the Contract, less any Withdrawal Amounts, are less than $2,000; and

      - the Contract Value at the end of such two year period is less than $2,000.

Contracts issued by John Hancock New York may be cancelled at the end of any THREE consecutive Contract Years in which no Purchase Payments have been made as described above.

As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "VIII. Federal Tax Matters").

You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of additional Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described herein).

Accumulation Units
During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.


We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit additional Purchase Payments on the Business Day they are received at our Annuities Service Center.

We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay death benefit proceeds, or apply amounts to an Annuity Option.


================================================================================
We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.
================================================================================



Value of Accumulation Units
The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.


We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, Withdrawal Amount or transfer transaction only if:

      - your Purchase Payment transaction is complete before the close of daytime trading of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day; or

      - we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.

Net Investment Factor
The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. We determine the net investment factor for each Sub-Account for any valuation period by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

      - the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period; plus

      - the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period. The "ex-dividend" date is normally set (for stocks) two business days before the record date, on or after which the seller, not the buyer, receives the next dividend payment.

Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Annual Separate Account Expenses.

Transfers Among Investment Options
During the Accumulation Period, you may transfer amounts among the Variable Investment Options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions" below). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.


Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose a variable investment option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.


================================================================================
We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.
================================================================================



To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Fund are determined ending at the close of daytime trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing program, (b) transfers made within a prescribed period before and after a substitution of underlying Funds and (c) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market investment option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market investment option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


We reserve the right to take other actions to restrict trading, including, but not limited to:

      -     restricting the number of transfers made during a defined period;

      -     restricting the dollar amount of transfers;

      - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

      -     restricting transfers into certain Sub-Account(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds (see "Withdrawals" in this section, below, for details on when suspensions of redemptions may be permissible). We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Maximum Number of Investment Options
We currently do not limit the number of Investment Options to which you may allocate Purchase Payments.

================================================================================
We permit you to make certain types of transactions by telephone or electronically through the internet.
================================================================================



Telephone and Electronic Transactions
When you purchase a Contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the applicable telephone number or internet address shown on the first page of this Prospectus.


To access information and perform electronic transactions through our website, we require you to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

      -     Any loss or theft of your password; or

      -     Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of any Business Day, will usually be effective at the end of that day. Circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy, may limit your ability to access or transact business electronically. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum Withdrawal Amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

Special Transfer Services-Dollar Cost Averaging


================================================================================
We make available Dollar Cost Averaging and Asset Rebalancing programs.
================================================================================



We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a DCA Fixed Investment Option we permit for this purpose, to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.


From time to time, we may offer special DCA programs where the rate of interest credited to a DCA Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA program.

Special Transfer Services-Asset Rebalancing Program
We administer an Asset Rebalancing program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (DCA Fixed Investment Options are not eligible for participation in the Asset Rebalancing program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing program is being used. If you are interested in the Asset Rebalancing program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing program.


We will permit asset rebalancing only on the following time schedules:

      - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

      - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

      - annually on December 26th (or the next Business Day if December 26th is not a Business Day).


================================================================================
You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges or tax liability as a result.
================================================================================



Withdrawals
During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuities Service Center. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions." For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any applicable withdrawal charge, Rider charge, administrative fee, or tax. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the Withdrawal Amount from that Investment Account.


When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The Withdrawal Amount requested from an Investment Option may not exceed the value of that Investment Option. If you do not specify the Investment Options from which a partial withdrawal is to be taken, we will take the withdrawal from the Variable Investment Options until exhausted. We will then take from any DCA Fixed Investment Option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the Withdrawal Amount is less than the total value in the Variable Investment Options, we will take the withdrawal proportionately from all of your Variable Investment Options.

There is no limit on the frequency of partial withdrawals; however, the Withdrawal Amount must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal the amount remaining in the Investment Option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If the Withdrawal Amount would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.

We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuities Service Center. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      -     trading on the New York Stock Exchange is restricted;

      - an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Separate Accounts is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets; or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will consider any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax or withdrawal charge. Also, for Contracts issued with an optional minimum guaranteed withdrawal benefit Rider, your guarantee may be reduced. If you determine to divide a Contract with an optional benefit Rider, we will permit you to continue the existing Rider under one, but not both, resulting Contracts. We will also permit the owner of the new Contract to purchase any optional benefit Rider then available.


TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "VIII. Federal Tax Matters").

================================================================================
You may make systematic withdrawals.
================================================================================



Special Withdrawal Services - The Systematic Withdrawal Program



We administer a Systematic Withdrawal Program ("SWP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into a SWP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of SWP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal charge will ever apply to a SWP withdrawal). If additional withdrawals, outside the SWP, are taken from a Contract in the same Contract Year in which a SWP is in effect, SWP withdrawals after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The SWP is not available to Contracts participating in the DCA program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. SWP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in a SWP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the SWP.



================================================================================
If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value.
================================================================================
Death Benefit During Accumulation Period
The Contracts described in this Prospectus provide for the distribution of a death benefit before the earlier of a Contract's Maturity Date or Annuity Commencement Date.


AMOUNT OF DEATH BENEFIT. The death benefit payable under the Contract will be the greater of:

            -     the Contract Value; or

            - the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals.


If you die during the "Settlement Phase" under an optional guaranteed minimum withdrawal benefit Rider (e.g., a [New Guaranteed Minimum Withdrawal Benefit Series Rider]), however, the death benefit will be the amount then payable under that Rider. Please read "VI. Optional Benefits" for more information.



We deduct amounts from "the sum of all Purchase Payments" in connection with partial withdrawals on a pro rata basis, equal to (i) times (ii) where:


            i)    is equal to the death benefit prior to the withdrawal; and

            ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all Beneficiaries at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

            -     a certified copy of a death certificate; or


            - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or


            -     any other proof satisfactory to us.

DISTRIBUTION OF DEATH BENEFITS. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts." Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "VIII. Federal Tax Matters" and Appendix
C: "Qualified Plan Types").

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.

We will pay the death benefit to the Beneficiary if any Contract Owner dies before the earlier of the Maturity Date or the Annuity Commencement Date. If there is a surviving Owner, that Contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.


Upon request, the death benefit proceeds may be taken in the form of a lump sum. In that case, we will pay the death benefit within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals" above). Beneficiaries who opt for a lump sum payout of their portion of the death benefit will receive the funds in a John Hancock Safe Access Account (JHSAA). Similar to a checking account, the JHSAA provides the beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. The Beneficiary can obtain the remaining death benefit proceeds in a single sum by cashing one check for the entire amount. Note, however, that a JHSAA is not a true checking account as the beneficiary cannot make deposits. It is solely a means of distributing the death benefit, so the beneficiary can only make withdrawals. The JHSAA is part of our general account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.


If the Beneficiary does not choose a form of payment, or the death benefit payable upon the death of an Owner is not taken, the Contract will continue, subject to the following:

            -     The Beneficiary will become the Owner.

            - We will allocate any excess of the death benefit over the Contract Value to the Owner's Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner's death.

            -     No additional Purchase Payments may be made.

            -     We will waive withdrawal charges for all future distributions.

            - If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner's death as a Purchase Payment to the Contract. In addition, all payments made and amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit.

            - If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below, which begins within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options" below). If distribution is not made within five years and the Beneficiary has not specified one of the above forms of payment, we will distribute a lump sum cash payment of the Beneficiary's portion of the death benefit. Also, if distribution is not made as an annuity, upon the death of the Beneficiary, any remaining death benefit proceeds will be distributed immediately in a single sum cash payment.

            - Alternatively, if the Contract is not a Qualified Contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals, but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.

A substitution or addition of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a Purchase Payment made on that date. In addition, all payments made and amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner's spouse.


PAY-OUT PERIOD PROVISIONS



================================================================================
You have a choice of several different ways of receiving annuity payments from
us.
================================================================================



General



Generally, the Contracts contain provisions for the commencement of annuity payments to the Annuitant on the Contract's Annuity Commencement Date (the first day of the Pay-out Period). The Annuity Commencement Date is the date specified on your Contract's specifications page, unless you change that date. For John Hancock USA Contracts, there is no limit on when the earliest Annuity Commencement Date may be set. For John Hancock New York Contracts, the earliest allowable Annuity Commencement Date is one year from the Contract Date. If no date is specified, the Annuity Commencement Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. The Annuity Commencement Date may be changed at any time before annuity payments begin. The new Annuity Commencement Date may not be later than the specified Maturity Date unless we consent. Annuity Commencement and Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "VIII. Federal Tax Matters"). Distributions may be required from Qualified Contracts before the Annuity Commencement Date.

You may select the frequency of annuity payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant on the Annuity Commencement Date.


Annuity Options

Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default an Annuity Option in the form of a variable life annuity with payments guaranteed for ten years, as described below. We will determine annuity payments based on the Investment Account Value of each Investment Option at the Annuity Commencement Date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity payments commence:

            - you will no longer be permitted to make any withdrawals under the Contract;

            - you will no longer be permitted to make or receive any withdrawals under a guaranteed minimum withdrawal benefit Rider;

            - we may not change the Annuity Option or the form of settlement; and

            -     your Guaranteed Minimum Death Benefit will terminate.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

ANNUITY OPTIONS OFFERED IN THE CONTRACT. The Contracts guarantee the availability of the following Annuity Options:

Option 1(a): Non-Refund Life Annuity - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.

Option 1(b): Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

Option 2(a): Joint & Survivor Non-Refund Life Annuity - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years
- An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

ADDITIONAL ANNUITY OPTIONS. We currently offer the following Annuity Options which are in addition to the ones we are contractually obligated to make available. We may cease offering any of the following Annuity Options at any time and may offer other Annuity Options in the future.

Option 3: Life Annuity with Payments Guaranteed for 5, 15 or 20 Years - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity payments to the end of the last year of the 5, 15 or 20 year period.


Option 4: Lifetime Annuity with Cash Refund -- An annuity with payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option.


Option 5: Joint Life Annuity with Payments Guaranteed for 20 Years - An annuity with payments guaranteed for 20 years and continuing thereafter during the lifetime of the Annuitant and a designated co-Annuitant. Because we guarantee payments for the specific number of years, we make annuity payments to the end of the last year of the 20 year period if both the Annuitant and the co-Annuitant die during the 20 year period.

Option 6: Joint & Two-Thirds Survivor Non-Refund Life Annuity - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.


Option 7: Period Certain Only Annuity for 10, 15 or 20 Years - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter. You may surrender all or part of your Contract for its "Commuted Value" after the Pay-out Period has begun only if you select a variable pay-out under this Option. (See "Full Surrenders During the Pay-out Period" and "Partial Surrenders During the Pay-out Period" in this section, below.)


ADDITIONAL ANNUITY OPTIONS FOR CONTRACTS WITH A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. We make one or more additional Annuity Options available if you purchase a Contract with one of our guaranteed minimum withdrawal benefit Riders (i.e., [New Guaranteed Minimum Withdrawal Benefit for Life] or [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life], as described in "VI. Optional Benefits"). If you purchase a Contract with a guaranteed minimum withdrawal benefit Rider, you may select the additional Annuity Options shown below. These additional Annuity Options are only available for Annuity Commencement Dates no earlier than the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary.



GMWB Alternate Annuity Option 1: Lifetime Income Amount with Cash Refund -- For the New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life Rider, this Annuity Option is available only if one Covered Person (see "New Guaranteed Minimum Withdrawal Benefit for Life Series Guaranteed Minimum Withdrawal Benefit Rider Definitions" on page __), not two, remains on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:


            - the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the guaranteed minimum withdrawal benefit Rider that you purchased with your Contract; or


            - the annual amount that your Contract Value provides on a guaranteed basis under a life with cash refund annuity. (Unlike Option 1(b), however, we will not continue making payments for the remainder of the 10 year term upon the death of the Annuitant. Instead, we will pay a lump sum amount of the excess Contract Value, if any, described above.)



GMWB Alternate Annuity Option 2: Joint & Survivor Lifetime Income Amount with Cash Refund -- This Annuity Option is available if you purchase a Contract with the [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] Rider and both Covered Persons remain on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the joint lifetime of the co-Annuitants. After the death of the last surviving Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:


            - the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the guaranteed minimum withdrawal benefit Rider that you purchased with your Contract; or


            - the annual amount that your Contract Value provides on a guaranteed basis under a joint life with cash refund annuity. (Unlike Option 2(b), however, we will not continue making payments for the remainder of the 10 year term upon the death of the last surviving Annuitant. Instead, we will pay a lump sum amount of the excess Contract Value, if any, described above.)


FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 7: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender. We determine the Commuted Value by:

            - multiplying the number of Annuity Units we currently use to determine each payment by the respective Annuity Unit value on the last payment date (see "Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments" below for a description of an "Annuity Unit");

            - assuming that the net investment factor for the remainder of the guarantee period will equal the assumed interest rate of 3%, resulting in level annuity payments; and

            - calculating the present value of these payments at the assumed interest rate of 3%.

If you elect to take the entire Commuted Value of the remaining annuity payments due in the Period Certain, no future annuity payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 7: Period Certain Only Annuity for 10, 15, or 20 years. You may take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined on the day we receive your written request for surrender in the manner described above.



If you elect to take only the Commuted Value of some of the remaining annuity payments due in the Period Certain, we will reduce the remaining annuity payments during the remaining Period Certain by reducing the number of Annuity Units used to determine payments (see "Annuity Units and the Determination of Subsequent Variable Annuity Payments" for how we determine the initial number of Annuity Units used to determine payments). Since there will be fewer Annuity Units, your remaining payments will be reduced. The new number of Annuity Units used to determine future payments after an amount is commuted will equal a x
{1 - ((b / c) / d)}, where:



            a equals the number of Annuity Units used to determine future payments before the commutation;



            b equals the dollar amount requested to be paid out as part of the commutation;



            c equals the present value of all Annuity Units to be paid out if there were no commutation, where the interest rate used to present value the Annuity Units is the assumed interest rate of 3%; and



            d equals the Annuity Unit value on the day of the commutation is executed.



For example, assume that before you request a partial Commuted Value, you will receive 400 units a year for 10 years. You request $20,000 in Commuted Value. Since you are receiving those 400 units for 10 years, C equals the present value of 400 units for 10 years starting the end of this year at a rate of an assumed interest rate of 3%. This value is 3,412.08 units. Assuming the annuity unit value on the day the commutation is executed is $12.50, after the commutation you will receive 400 x {(1-(($20,000 / 3412.08) / $12.50)} = 212.43 units a year for 10 years.



--------------------------------------------------------------------------------
You will not be able to make any additional withdrawals under a Contract with a guaranteed minimum withdrawal benefit Rider once annuity payments begin under an Annuity Option.
--------------------------------------------------------------------------------



FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the death benefit proceeds may be applied to a Fixed Annuity Option.


We determine the amount of each Fixed Annuity payment by applying the portion of the death benefit proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the Single Premium Immediate Annuity rate that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.

Determination of Amount of the First Variable Annuity Payment

We determine the first Variable Annuity payment by applying the portion of the death benefit proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Annuity Commencement Date. We will reduce Contract Value used to determine annuity payments by any applicable sales charge and premium taxes.

The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Payments

We will base Variable Annuity payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity payment.


We charge the same Annual Separate Account Expenses during the annuitization period as we do during the Accumulation Period. We determine the "net investment factor" for an Annuity Unit in the same manner as we determine the net investment factor for an accumulation unit (see "Value of Accumulation Units" and "Net Investment Factor" on page __). The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business

Day by the net investment factor for that Sub-Account for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate.


Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.


We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first Variable Annuity payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity payments will not decrease is 4.40%.



================================================================================
Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.
================================================================================



Transfers During Pay-out Period



Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. We will make transfers after the Annuity Commencement Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


Death Benefit During Pay-out Period


If an Annuity Option providing for payments for a guaranteed period has been selected, and the last surviving Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.



We do not make any payments to a Beneficiary, however, if we are making payments during the Settlement Phase under an optional guaranteed minimum withdrawal benefit Rider and the last surviving Covered Person dies. Please read "VI. Optional Benefits" for additional information.



OTHER CONTRACT PROVISIONS



================================================================================
You have a right to cancel your Contract.
================================================================================



Right to Review



You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value computed at the end of the Business Day on which we receive your returned Contract.



No withdrawal charge is imposed upon return of a Contract within the 10 day right to review period. The 10 day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. Also, when required by state law or when the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable (as described in the preceding paragraph).


If you purchase your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new Contract is a replacement of an existing contract.

(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a DCA Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a DCA Fixed Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to the Money-Market Investment Option, we will pay you the greater of the original amount of your Purchase Payments or the Contract Value, computed at the end of the Business Day on which we receive your returned Contract. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Fund), we will pay you the Contract Value, computed at the end of the Business Day on which we receive your returned Contract.



Ownership



================================================================================
You own the Contract.
================================================================================



Prior to the Annuity Commencement Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the Annuity Commencement Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.


In the case of Non-Qualified Contracts, you may change ownership of the Contract or you may collaterally assign the Contract at any time prior to the earlier of the Annuity Commencement Date or the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for Federal tax purposes. A collateral assignment is treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.

You must make any change of ownership or assignment in writing and we must receive such written change at the Annuities Service Center. We must approve any change. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.

In the case of Qualified Contracts, ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, you may not sell, assign, transfer, discount or pledge as collateral for a loan or as security for the performance of an obligation, or for any other purpose, a Qualified Contract to any person other than us.

Annuitant


================================================================================
The Annuitant is either you or someone you designate.
================================================================================



The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant." The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of Annuitant in writing in a form acceptable to us. We must approve any change.


On the death of the Annuitant prior to the Annuity Commencement Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract at the Annuity Commencement Date.

If any Annuitant is changed and any Contract Owner is not a natural person, we must distribute the entire interest in the Contract to the Contract Owner within five years. We will reduce the amount distributed by any charges that would otherwise apply upon withdrawal.

Beneficiary


================================================================================
The Beneficiary is the person you designate to receive the death benefit if you die.
================================================================================



The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we will treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing. We must approve any change. If approved, we will effect such change as of the date on which it was written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of Beneficiaries.


Modification

We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Our Approval


We reserve the right to accept or reject any Contract application at our sole discretion.


Misstatement and Proof of Age, Sex or Survival


We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity payments, we will pay the amount of any underpayment immediately and we will deduct the amount of any overpayment from future annuity payments.

Loans

Loans are not available under the Contract.

                              VI. OPTIONAL BENEFITS



You may elect to purchase optional benefits when you purchase a Contract. If available in your state, you may select one of the following [New Guaranteed Minimum Withdrawal Benefit for Life Series] Riders:



            -     [New Guaranteed Minimum Withdrawal Benefit for Life]; or



            -     [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint
                  Life].



We offer the [New Guaranteed Minimum Withdrawal Benefit for Life Series] Riders only where approved by local state insurance regulatory agencies.



DEFINITIONS FOR THE [NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE SERIES] RIDERS



We use the following definitions to describe how our [New Guaranteed Minimum Withdrawal Benefit for Life Series] Riders work:



AGE [59 1/2] CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date:



            - the Covered Person attains age [59 1/2] under a [New Guaranteed Minimum Withdrawal Benefit for Life]; or



            - the younger Covered Person attains age [59 1/2] under a [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life].



AGE 65 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date the oldest Owner attains age 65.



AGE 95 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date:



            - the Covered Person attains age 95 under a [New Guaranteed Minimum Withdrawal Benefit for Life]; or



            - the older Owner or Annuitant attains age 95 under a [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life].



BENEFIT BASE means:



            -     a value we use to determine the Lifetime Income Amount.



            - The initial Benefit Base is equal to your initial Purchase Payment for the Contract, up to the maximum Benefit Base. If we permit you to purchase a [New Guaranteed Minimum Withdrawal Benefit for Life Series] Rider after the first Contract Year, however, we may determine the initial Benefit Base based on your Contract Value at the time of purchase.



We may reduce the Benefit Base to reflect withdrawals, and we may increase the Benefit Base to reflect Step-ups, "Bonuses," a "Target Amount" adjustment (see "Target Amount" on page __ for [New Guaranteed Minimum Withdrawal Benefit for Life] and page__ for [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] and additional Purchase Payments as provided in the Rider. The maximum Benefit Base is $5 million.



Any reduction or increase in the Benefit Base will result in a corresponding reduction or increase in the Lifetime Income Amount. We may reduce the Benefit Base to reflect withdrawals either on a dollar for dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please read "Impact of Withdrawals under [New Guaranteed Minimum Withdrawal Benefit for Life Series] Riders" for more information.



BONUS means an increase in the Benefit Base on each Contract Anniversary that occurs during one or more "Bonus Periods" if you take no withdrawals during the immediately preceding Contract Year. For these purposes, the initial Bonus Period coincides with the first 10 Contract Years while a [New Guaranteed Minimum Withdrawal Benefit for Life Series] Rider is in effect. Each time a Step-up occurs, we will extend the Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.



Each time you qualify, we will increase the Benefit Base by a Bonus. [In most cases,] the Bonus will be equal to:



            - 7% of total Purchase Payments to your Contract if we did not previously Step-up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise



            - 7% of the Benefit Base immediately after the latest Step-up in the Benefit Base (if greater than the amount used to calculate the previous Bonus) or reduction of the Benefit Base (if less than the amount used to calculate the previous Bonus), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or reduction This means that a Bonus will not decrease after the latest Step-up and will not increase after the latest reduction.



      The Bonus rate may differ based on your age at the time the Bonus is credited for Riders purchased in New York; the original rate credited may be lower than the rate for non-New York Riders, and we may credit a higher rate on later Contract Anniversaries.

We will not apply any Bonus, however, to the extent it would increase the Benefit Base to an amount in excess of the maximum Benefit Base of $5 million.



BONUS PERIOD means:



            -     Initially, the first 10 Contract Years;



            - Each time a Step-up occurs, the Credit Period extends to the lesser of: (a) 10 years from a Step-up Date; or (b) the Age 95 Contract Anniversary.



COVERED PERSON means (for a [New Guaranteed Minimum Withdrawal Benefit for
Life]):



            - The person whose life we use to determine the duration of the Lifetime Income Amount payments;



            - The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.



COVERED PERSON means (for a [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life]):



            - One of the two persons whose lives we use to determine the duration of the Lifetime Income Amount payments.



            - We determine the Covered Persons at the time you elect the Rider. A spouse must qualify as a "spouse" under federal law.



      (For [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] with Non-Qualified Contracts):



            - both the spouses must be named as co-Owners of the Contract (or co-Annuitants if the Owner is a non-natural person); or



            - if only one spouse is named as an Owner of the Contract (or Annuitant if the Owner is a non-natural person), the other spouse must be designated as the Beneficiary of the Contract.



     (For Qualified Contracts):



            - one spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person); and



            -     the Owner's spouse must be the designated Beneficiary.



--------------------------------------------------------------------------------
A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, co-Owner, Annuitant, co-Annuitant or Beneficiary as required above. In the event that you and your spouse become divorced after you purchase the Rider, you may not add a new spouse as a Covered Person. If you remove your spouse as an Owner, Beneficiary or Annuitant, that person will no longer be a Covered Person under the Rider. (See page __ for additional information on the impact of divorce.)
--------------------------------------------------------------------------------



EXCESS WITHDRAWAL means:



            -     Any withdrawal you take before the Lifetime Income Date; and



            - Any withdrawal you take on and after the Lifetime Income Date that, when combined with all other Withdrawal Amounts previously taken during the Contract Year of the withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.



LIFETIME INCOME AMOUNT means the amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the date you purchased the Rider (or the Lifetime Income Date, if later), as long as:



            - (for [New Guaranteed Minimum Withdrawal Benefit for Life]) the Covered Person remains alive as an Owner or Annuitant of the Contract, subject to the terms and conditions of the Rider.



            - (for [New Guaranteed Minimum Withdrawal Benefit for Life - Joint Life]) at least one Covered Person remains alive and qualified as a Covered Person, subject to the terms and conditions of the Rider.



The Lifetime Income Amount differs between a [New Guaranteed Minimum Withdrawal Benefit for Life] and a [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life Rider]. That's because we determine the Lifetime Income Amount as a percentage of the Benefit Base, and the percentage differs between a [New Guaranteed Minimum Withdrawal Benefit for Life] Rider (5.0%) and [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life Rider] (4.75%). Please read "Calculation of Lifetime Income Amount" for more information.



The maximum Lifetime Income Amount is $[250,000] for a [New Guaranteed Minimum Withdrawal Benefit for Life] Rider and is $[235,000] for a [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] Rider.



--------------------------------------------------------------------------------
We may reduce the Lifetime Income Amount to reflect withdrawals, and we may increase the Lifetime Income Amount to reflect Step-ups, Bonuses, a Target Amount adjustment and additional Purchase Payments as provided in the Rider. Any reduction or increase in the Benefit Base will result in a corresponding reduction or increase in the Lifetime Income Amount. We calculate a lower Lifetime Income Amount under the Income Plus for Life Rider -- Joint Life Rider because we provide our guarantee over the lifetime of two Covered Persons under that Rider.
--------------------------------------------------------------------------------

LIFETIME INCOME DATE means the date on which we determine the Life Income Amount. This will be the date you purchase the Rider if:



            - (for [New Guaranteed Minimum Withdrawal Benefit for Life) [in most cases,] you are age 59 1/2* or older at the time; otherwise, the Lifetime Income Date is[, in most cases,] the Anniversary Date on, or immediately following, the date you attain age 59 1/2.



            - (for [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life]) [in most cases,] both you and your spouse are age 59 1/2* or older at the time; otherwise, the Lifetime Income Date is[, in most cases,] the Anniversary Date on, or immediately following, the date the younger spouse would attain age 59 1/2. (The Lifetime Income Date does not change if the younger spouse does not survive to this date and the older spouse is still a Covered Person under the Rider.)



*We use a different age to determine the Lifetime Income Date for Riders purchased in New York.



STEP-UP means an increase in the Benefit Base and Lifetime Income Amount on certain Contract Anniversary dates when your Contract Value exceeds the previous Benefit Base.



STEP-UP DATE means the date on which we determine whether a Step-up could occur.



OVERVIEW OF [NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE SERIES] RIDERS



These Riders provide a guaranteed minimum withdrawal benefit, called the "Lifetime Income Amount," during the Accumulation Period. We calculate the Lifetime Income Amount on the Lifetime Income Date. Each Rider guarantees that you will be able to make withdrawals in an amount, and over a period of time, specified in your Rider, regardless of your Contract's investment performance. In particular, these Riders will permit you to make withdrawals up to the guaranteed annual amount for as long as a Covered Person lives, subject to the terms and conditions of the specific Rider you elect. We may determine the amount of the initial guarantee after we issue your Contract, depending on the age of the Covered Person when you purchase the Rider and the type of guaranteed minimum withdrawal benefit you purchase. We may increase the guarantee:



            - by a "Bonus" or "Target Amount" adjustment (see "Target Amount" on page __ for [New Guaranteed Minimum Withdrawal Benefit for Life] and page __ for [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life]) if you make no withdrawals during certain Contract Years, up to limits that vary by Rider,



            - as a result of a "Step-up" of the guarantee to reflect your then current Contract Value on certain Anniversary Dates, or



            - if you make an additional Purchase Payment, up to specified limits.



Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract's Accumulation Period. If you take withdrawals for more than the annual amount permitted under the terms of the Rider you select, however, we may reduce the guaranteed minimum amount.



Availability
The Guaranteed Minimum Withdrawal Benefit for Life Series Riders may not be available through all authorized distributors of the Contracts. You may elect to purchase one optional guaranteed minimum withdrawal benefit Rider when you purchase a Contract. If available in your state [and through the firm that distributes the Contract], you may select one, but not both, of the new [Guaranteed Minimum Withdrawal Benefit for Life Series] Riders, provided:



            - you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the Rider; and



            - You may not be age 81 or over to purchase a [New Guaranteed Minimum Withdrawal Benefit for Life], and the older of you and your spouse must not be age 81 or over to purchase a [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] Rider. You may elect only one guaranteed minimum withdrawal benefit Rider. You may not revoke either Rider once elected.



Please contact the John Hancock Annuities Service Center at 1-800-344-1029 (in
NY: 1-800-551-2078) for additional information on the availability of the [New Guaranteed Minimum Withdrawal Benefit for Life Series] Rider in your state.



We reserve the right to accept or refuse to issue any guaranteed minimum withdrawal benefit rider at our sole discretion. Once you elect a guaranteed minimum withdrawal benefit rider, its effective date usually will be the Contract Date (unless we permit otherwise) and it is irrevocable. We charge an additional fee for each Rider.



ADDITIONAL AVAILABILITY OF RIDERS



We may determine to offer either or both of the New Guaranteed Minimum Withdrawal Benefit for Life Series for purchase after you purchase a Contract, and we may determine to permit you to exchange one form of a guaranteed minimum withdrawal benefit Rider for another. Any such offer will be subject to the terms and conditions we impose at the time of the offer.

We provide no assurance that you will be able to exchange a Rider for a [New Guaranteed Minimum Withdrawal Benefit for Life] or [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] Rider in any state. You should purchase a Contract with a guaranteed minimum withdrawal benefit Rider only if that Rider is appropriate for your needs and financial circumstances.


Rider Fees


We charge an additional fee on each Contract Anniversary for a [New Guaranteed Minimum Withdrawal Benefit for Life Series] Rider, and reserve the right to increase the fee on the effective date of each Step-up in the benefits under that Rider. We withdraw the fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We will deduct a pro rata share of the annual fee from the Contract Value:


            -     on the date we determine the death benefit;

            -     at the time an Annuity Option begins; or

            - on the date an Excess Withdrawal reduces the Contract Value to zero.

We do not deduct additional rider fees during the "Settlement Phase" or after the Annuity Commencement Date once an Annuity Option begins.


FEE FOR [NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE]. The fee is equal to [0.95%] of the "Adjusted Benefit Base." The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-up applied on that prior Anniversary) increased by any additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the [New Guaranteed Minimum Withdrawal Benefit for Life] fee on the effective date of each Step-up. In such a situation, the [New Guaranteed Minimum Withdrawal Benefit for Life] fee will never exceed 1.20%.



FEE FOR [NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- JOINT LIFE]. The fee is equal to [1.20%] of the "Adjusted Benefit Base." The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-up applied on that prior Anniversary) increased by additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] fee on the effective date of each Step-up. In such a situation, the [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] fee will never exceed 1.20%.



ADDITIONAL INFORMATION ABOUT RIDER FEES FOR THE [NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE SERIES]. If we decide to increase the rate of a Rider fee at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-up. If you decline a scheduled Step-up, we will not increase the Rider fee at that time. You will have the option to elect to a Step-up within 30 days of subsequent Step-up Dates. If you decide to Step-up a guaranteed amount at that time, we will thereafter resume automatic Step-ups on each succeeding Step-up Date.



Comparison between Guaranteed Minimum Withdrawal Benefits and Annuity Payments If you choose to take withdrawals under one of our guaranteed minimum withdrawal benefit Riders, it is not the same as receiving annuity payments upon annuitization (as described in "Pay-out Period Provisions" in "V. Description of the Contract").


When you take withdrawals:

            -     you will have the flexibility to start and stop withdrawals;

            - you will have the flexibility to choose an amount of your withdrawal that is less than or equal to your Lifetime Income Amount (without reducing your future available Lifetime Income Amount);

            - you will have the ability to surrender your Contract for the cash surrender value (Contract Value minus any applicable charges and premium taxes), if any;


            - you may receive less favorable tax treatment of your withdrawals than annuity payments would provide. See "VIII. Federal Tax Matters" for information on tax considerations related to optional benefit Riders; and


            -     you reduce the Contract Value available for annuitization.

When you annuitize:


            - you will receive annuity payments that will be fixed in amount (or in the number of units paid for Variable Annuity payments);


            - your annuity payments will not vary in timing once they commence (for as long as we are due to pay them to you);

            -     you will no longer have access to the Contract Value; and

            - your Annuity Payments may receive more favorable tax treatment than guaranteed minimum withdrawal benefits. See "VIII. Federal Tax Matters" for information on tax considerations related to optional benefit Riders.

In addition to the traditional Annuity Options we provide under the Contract, we provide additional Annuity Options for Contracts issued with a guaranteed minimum withdrawal benefit Rider. These additional Annuity Options are only available for Annuity

Commencement Dates no earlier than the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. These additional Annuity Options are designed so that you will receive annuity payments that are no less than the Lifetime Income Amount at the time of annuitization, but you could receive larger payments, depending on the your investment experience prior to annuitization. The Annuity Options available to you are described in detail in "Pay-out Period Provisions" in "V. Description of the Contract."



RESTRICTIONS ON INVESTMENT OPTIONS UNDER [NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE SERIES] RIDERS



================================================================================
If you elect to purchase any of our Guaranteed Minimum Withdrawal Benefit Riders, you may invest your Contract Value only in the Investment Options we make available with that Rider.
================================================================================



If you purchase one of our [New Guaranteed Minimum Withdrawal Benefit for Life Series] guaranteed minimum withdrawal benefit Riders, you must invest 100% of your Contract Value at all times in one or more of the Investment Options we make available for a new purchase of that Rider. Under our current rules, you must invest either:


            (a) among the currently available individual Investment Options (see "Available Individual Investment Options" immediately below); or

            (b) in a manner consistent with any one of the currently available Model Allocations (see "Available Model Allocations" below).


You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided you transfer 100% of your Contract Value. You may take withdrawals only in accordance with our default procedures; you may not specify the Investment Option from which you wish to make a withdrawal (see "Accumulation Period Provisions -- Withdrawals" on page __). We will allocate additional Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.


YOU SHOULD CONSULT WITH YOUR FINANCIAL PROFESSIONAL TO ASSIST YOU IN DETERMINING WHICH AVAILABLE INDIVIDUAL INVESTMENT OPTION OR MODEL ALLOCATION IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Available Individual Investment Options
If you purchase a Contract with any of our currently offered guaranteed minimum withdrawal benefit Riders, we restrict the individual Investment Options to which you may allocate your Contract Value. These Investment Options invest in the following Funds:

            -     American Asset Allocation Trust

            -     Franklin Templeton Founding Allocation Trust

            -     Lifestyle Growth Trust

            -     Lifestyle Balanced Trust

            -     Lifestyle Moderate Trust

            -     Lifestyle Conservative Trust

            -     American Fundamental Holdings Trust

            -     Money Market Trust

            -     Core Allocation Plus Trust

You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from the Money Market or any available DCA Fixed Investment Option in connection with your selected Investment Options.


WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS IN YOUR VARIABLE INVESTMENT ACCOUNT AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Net Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.


FOR MORE INFORMATION REGARDING THESE FUNDS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH FUNDS, PLEASE SEE "IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" AS WELL AS THE PROSPECTUS FOR THE APPLICABLE FUNDS. YOU CAN OBTAIN A COPY OF THE FUNDS' PROSPECTUSES BY CONTACTING THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUNDS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN A CORRESPONDING VARIABLE INVESTMENT OPTION.

Available Model Allocations

You may allocate your entire Contract Value to any one of the Model Allocations in the table shown below. You may also use our DCA program from any available DCA Fixed Investment Option in connection with your selected Model Allocation. If you select a Model Allocation, you authorize us to rebalance your entire Contract Value allocated to your selected Model Allocation on a quarterly basis to the fixed percentages shown in the table for each Investment Option in that Model Allocation. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation if available or 100% to any one, or any combination of, the available individual Investment Options.


None of the Model Allocations is a fund-of-funds. We do not actively manage any Model Allocation. Once you invest in a Model Allocation, we will not change the allocation percentages (except to rebalance) or component Funds based on changes in investment strategy, market conditions or expectations of future performance. Because a Model Allocation does not change, you should periodically consult with your financial advisor to ensure that your selected Model Allocation continues to be appropriate for your needs and circumstances.

WE RESERVE THE RIGHT TO RESTRICT THE AVAILABILITY OF MODEL ALLOCATIONS AT ANY TIME. If we restrict a Model Allocation and your Contract Value is allocated to that Model Allocation on the last day it was available, you may continue to allocate your Contract Value to that Model Allocation as long as you continue to allocate your entire Contract Value (other than amounts in a Fixed Account under our DCA Program), including future Purchase Payments, to that Model Allocation. We will continue to rebalance your Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the available individual Investment Options, to any other Model Allocation, or to any Variable Investment Option other than as permitted in that Model Allocation.


The currently available Model Allocations are:



      MODEL ALLOCATION         MODEL ALLOCATION
            NAME                  PERCENTAGE                    FUND NAME
----------------------------------------------------------------------------------------
Balanced:  Growth & Income            5%            American Global Small Capitalization
                                      5%            American Growth
                                      5%            Global
                                      5%            Mid Cap Value
                                     15%            Mutual Shares
                                     15%            American Blue Chip Income and Growth
                                     10%            American Growth-Income
                                     25%            American Bond
                                     15%            Investment Quality Bond
----------------------------------------------------------------------------------------
Balanced Toward Growth                5%            American Global Small Capitalization
                                     10%            American Growth
                                     10%            Global
                                      5%            Mid Cap Value
                                     20%            Mutual Shares
                                     15%            American Blue Chip Income and Growth
                                     10%            American Growth-Income
                                     15%            American Bond
                                     10%            Investment Quality Bond
----------------------------------------------------------------------------------------
Growth Focus                          5%            American Global Small Capitalization
                                      5%            Mid Cap Stock
                                     15%            American Growth
                                     10%            Global
                                      5%            Mid Cap Value
                                     20%            Mutual Shares
                                     15%            American Blue Chip Income and Growth
                                     15%            American Growth-Income
                                     10%            American Bond
----------------------------------------------------------------------------------------



A MODEL ALLOCATION MAY EXPERIENCE VOLATILITY IN ITS INVESTMENT PERFORMANCE OR LOSE MONEY, DEPENDING ON THE PERFORMANCE OF THE COMPONENT FUNDS REFERENCED ABOVE. YOUR INVESTMENT IN THE FUNDS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. FOR MORE INFORMATION REGARDING EACH FUND THAT WE PERMIT YOU TO INVEST IN THROUGH A MODEL ALLOCATION, INCLUDING INFORMATION RELATING TO THAT FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN THAT FUND, PLEASE SEE "IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUNDS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

IMPACT OF WITHDRAWALS UNDER [NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE SERIES] RIDERS



Calculation of Lifetime Income Amount



We designed the [New Guaranteed Minimum Withdrawal Benefit for Life Series] Riders to make a Lifetime Income Amount available for annual withdrawals starting on a Lifetime Income Date. If you limit your annual withdrawals to the Lifetime Income Amount, we will make this benefit available for as long as you live, even after your Contract Value reduces to zero. You may extend this benefit to cover the lifetimes of you and your spouse by selecting the [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] Rider, where available.



The Lifetime Income Date depends on the age of the Covered Person(s) when you purchase a [New Guaranteed Minimum Withdrawal Benefit for Life Series Rider. If you purchase a [New Guaranteed Minimum Withdrawal Benefit for Life] Rider when the Covered Person is age [59 1/2] (age 62 if issued in New York) or older (the younger Covered Person under [New Guaranteed Minimum Withdrawal Benefit for Life- Joint Life] Rider), the Lifetime Income Date[, in most cases,] will be the Rider's effective date.



If the Lifetime Income Date coincides with a [New Guaranteed Minimum Withdrawal Benefit for Life Series Rider]'s effective date, the initial Lifetime Income Amount equals 5% (4.75% under a [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] Rider) of the initial Purchase Payment for your Contract, assuming you purchase the Rider when you purchase your Contract. (We do not count Purchase Payment amounts over $5 million for this purpose.) Otherwise, we will calculate an initial Lifetime Income Amount on the Lifetime Income Date to equal 5% (4.75% under a [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] Rider) of the Benefit Base in effect at that time. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, New Guaranteed Minimum Withdrawal Benefit for Life] guarantees that we will make the Lifetime Income Amount benefit available to you, as long as the Covered Person is alive and an Owner, Beneficiary or Annuitant under the Contract, even if your Contract Value reduces to zero. Under a [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] Rider, the Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.



We reduce the Benefit Base and Lifetime Income Amount if you take annual withdrawals that exceed the Lifetime Income Amount. We also reduce the Benefit Base if you take any withdrawals before the Lifetime Income Date. If you defer taking withdrawals, we may increase the Lifetime Income Amount to reflect one or more "Lifetime Income Bonuses" and a "Target Amount" adjustment (see "Target Amount" on page __). We also may increase the Lifetime Income Amount if you make additional Purchase Payments, or if we Step-up the Benefit Base to reflect current Contract Value.



Withdrawals before the Lifetime Income Date



We reduce the Benefit Base each time you take a withdrawal before the Lifetime Income Date. We generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program. Please read "Life Expectancy Distribution Program" for additional information on withdrawals under that program.



EXAMPLE: Assume that you purchase a Contract with a [New Guaranteed Minimum Withdrawal Benefit for Life] Rider that names you as the Covered Person when you are 45. (Since you are under age 59 1/2 at time of purchase, the Lifetime Income Date will not coincide with the Rider's effective date.) Now assume that in the eighth Contract Year, when you are 53, the Contract Value is $80,000, the Benefit Base is $90,000, no withdrawal charges apply under your Contract and you withdraw $5,000 of Contract Value. In this case, you would reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we would reduce your Benefit Base by the same percentage ($90,000 times 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal would be $90,000 minus $5,625, or $84,375.



--------------------------------------------------------------------------------
If you take withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date you will lose the guaranteed minimum withdrawal benefit under the Rider. (See "Settlement Phase" in this section, below.)
--------------------------------------------------------------------------------



Withdrawals after the Lifetime Income Date



After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount (inclusive of withdrawal charges) each Contract Year without affecting the Benefit Base. If your total Withdrawal Amounts during a Contract Year exceed the Lifetime Income Amount, however, we will reduce the Benefit Base and the Lifetime Income Amount.



Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal for that Contract Year). If so, we will reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an

Excess Withdrawal. After that, we reduce your Lifetime Income Amount to equal 5% (4.75% for a [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] Rider) of the new Benefit Base. We also will reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.



EXAMPLE: Assume that you purchase a Contract [outside of NY] with a [New Guaranteed Minimum Withdrawal Benefit for Life Rider -- Joint Life] Rider when you and your spouse, the Covered Persons under the Rider, are both older than [59 1/2]. (Since you are both over age [59 1/2] at the time of purchase, your initial Benefit Base equals your initial Purchase Payment for the Contract, and your initial Lifetime Income Amount is 4.75% of the Benefit Base). Now assume that in the eighth Contract Year:



            -     the Contract Value is $80,000,



            -     the Benefit Base is $100,000,



            -     the Lifetime Income Amount is $4,750,



            -     you take a single $5,000 withdrawal of Contract Value, and



            -     there are no withdrawal charges under your Contract.



Your withdrawal is an Excess Withdrawal because it is in excess of 4.75% of the Benefit Base (i.e., $4,750). Since you have incurred an Excess Withdrawal, we will reduce your Benefit Base. In this case, your Contract Value is reduced by 6.25% (i.e., $5,000/$80,000) and we would reduce your Benefit Base by the same percentage ($100,000 times 0.0625, or $6,250). The Benefit Base after the Excess Withdrawal would be $100,000 minus $6,250, or $93,750. The Lifetime Income Amount after the Excess Withdrawal would be 4.75% of $93,750, or $4,453.



EXCESS WITHDRAWALS, WITH LIMITED EXCEPTIONS, LOWER YOUR LIFETIME INCOME AMOUNT. IF YOU ALSO HAVE EXPERIENCED UNFAVORABLE INVESTMENT PERFORMANCE (AND THEREFORE YOUR CONTRACT VALUE IS LESS THAN YOUR BENEFIT BASE) THE REDUCTION COULD BE SIGNIFICANTLY MORE THAN THE AMOUNT OF THE EXCESS WITHDRAWAL.



In certain circumstances, we will not reduce the Benefit Base and/or the Lifetime Income Amount, even where a Withdrawal Amount would exceed the Lifetime Income Amount for a Contract Year. These circumstances involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" in this section, below).


We do not reduce your Benefit Base or Lifetime Income Amount when you make a withdrawal if your total Withdrawal Amounts during a Contract Year are less than or equal to the Lifetime Income Amount.


A [New Guaranteed Minimum Withdrawal Benefit for Life Series] Rider enters a "Settlement Phase" in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year (see "Settlement Phase" in this section, below). In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider if Contract Value declines to zero during the Contract Year of the Excess Withdrawal. (See "Settlement Phase," in this section, below.) The Rider terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.



--------------------------------------------------------------------------------
We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.
--------------------------------------------------------------------------------



We reduce your Contract Value each time you take a withdrawal.



Effect of Withdrawals on Bonuses and "Target Amount" Adjustments



If you take any withdrawal during a Contract Year within a "Lifetime Income Bonus Period," you will not receive a Lifetime Income Bonus for that Contract Year. Please read "Lifetime Income Bonuses" in this section for additional information.



If you take any withdrawal before the "Target Date," we will reduce the potential "Target Amount" adjustment on a pro rata basis. Please read "'Target Amount' Adjustment" in this section for additional information.



Effect of Withdrawals on Guaranteed Minimum Death Benefit Amount



Each time you take a withdrawal, we will deduct the Withdrawal Amount on a "pro rata" basis from the guaranteed minimum death benefit amount under the Contract, as described in "Death Benefit During Accumulation Period" on page ___.

Life Expectancy Distribution Program



You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of a [New Guaranteed Minimum Withdrawal Benefit for Life Series] Rider, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:



            -     pursuant to Code section 72(q)(2)(D) or Section
                  72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or


            - pursuant to Code Section 72(s)(2) upon the request of the Beneficiary (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or


            - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A, as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").


Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.


--------------------------------------------------------------------------------
We base our "life expectancy" calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with your tax advisor for more information.
--------------------------------------------------------------------------------



Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and the death benefit.



IMPACT OF LIFE EXPECTANCY DISTRIBUTIONS ON BENEFIT BASE AND LIFETIME INCOME AMOUNT. If you take a withdrawal under our Life Expectancy Distribution program before the Lifetime Income Date, we reduce the Benefit Base on a dollar for dollar basis. If you take a withdrawal under our Life Expectancy Distribution program on or after the Lifetime Income Date, we will not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total Withdrawal Amounts during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.



--------------------------------------------------------------------------------
If you purchase a [New Guaranteed Minimum Withdrawal Benefit for Life Series] Rider, we will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Benefit Base are depleted to zero. We will make distributions as part of the Rider's "Settlement Phase," however, if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time. We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as Excess Withdrawals and will not reduce the Benefit Base or Lifetime Income Amount.
--------------------------------------------------------------------------------



Settlement Phase



The Settlement Phase is when we will automatically begin making payments to you, should your Contract Value reduce to zero, subject to the conditions described herein. During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. We will not accept additional Purchase Payments, credit additional amounts, make any Step-ups or deduct any Rider fee during the Settlement Phase. You cannot "annuitize" a Contract once the Settlement Phase begins.



The Settlement Phase begins if the Contract Value reduces to zero at any time during a Contract Year, there were no Excess Withdrawals during that Contract Year and the Benefit Base is still greater than zero at the time. In the event of an Excess Withdrawal, a [New Guaranteed Minimum Withdrawal Benefit for Life Series] Rider will not enter the Settlement Phase if Contract Value declines to zero during the Contract Year of the Excess Withdrawal.



At the beginning of the Settlement Phase, we will automatically begin paying an annual settlement amount to you. The settlement payment amount varies:



            - If the Lifetime Income Amount is greater than zero at the start of the Settlement Phase, we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living (as long as either Covered Person is living and remains a Covered Person under the Rider under a [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] Rider).



            - If you purchased a [New Guaranteed Minimum Withdrawal Benefit for Life] Rider before Lifetime Income Date, and the Settlement Phase begins before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living (either Covered Person is living and remains a Covered Person under [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life]). In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date for [New Guaranteed

                  Minimum Withdrawal Benefit for Life] and 4.75% of the Benefit Base for [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life]).


            - In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.


INCREASES IN GUARANTEED AMOUNTS AND BONUSES



If you defer taking withdrawals, we may increase guaranteed amounts under the [New Guaranteed Minimum Withdrawal Benefit for Life Series] Riders. We also may increase the guaranteed amounts if we Step-up guaranteed amounts to reflect current Contract Value, or if you make additional Purchase Payments.



Bonuses and "Target Amount" Adjustments



LIFETIME INCOME BONUSES. We will increase the Benefit Base at the end of each Contract Year during one or more "Lifetime Income Bonus Periods" if you take no withdrawals during that Contract Year. For these purposes, the initial Lifetime Income Bonus Period coincides with the first 10 Contract Years following purchase of a [New Guaranteed Minimum Withdrawal Benefit for Life Series Rider] while it is in effect. Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the effective date of the Step-up or the Age 95 Contract Anniversary.



For Contracts issued by John Hancock USA outside of New York, each time you qualify we will increase the Benefit Base by a Lifetime Income Bonus equal to:



            - 7% of total Purchase Payments to your Contract if we did not previously Step-up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise



            - 7% of the Benefit Base immediately after the latest Step-up or reduction of the Benefit Base, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or reduction of the Benefit Base.



We use a 6% rate for Contracts issued by John Hancock NY in New York. We may credit a higher rate on later Contract Anniversaries.



We will not apply any Lifetime Income Bonus, however, to the extent it would increase the Benefit Base to an amount in excess of the maximum Benefit Base of $5 million.



"TARGET AMOUNT" ADJUSTMENT. When you purchase a [New Guaranteed Minimum Withdrawal Benefit for Life Series] Rider (not available with the New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life Rider in New York), we establish a "Target Amount" for a potential increase in the Benefit Base on a "Target Date." We will reduce the "Target Amount" if you take any withdrawals under your Contract from the effective date of the [New Guaranteed Minimum Withdrawal Benefit for Life Series] Rider until the applicable "Target Date," We will increase the "Target Amount" to reflect additional Purchase Payments during that period and, in some cases, we will also increase the "Target Amount" to reflect favorable investment performance.



For these purposes, the "Target Date" is the later of:



            - the 10th Contract Anniversary after the effective date of a [New Guaranteed Minimum Withdrawal Benefit for Life Series Rider]; or



            - the Contract Anniversary on or next following the date the Covered Person attains age 69 (the younger Covered Person under [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] Rider) as long as that Covered Person is alive on such Contract Anniversary Date (as long as either Covered Person is alive and remains a Covered Person under a [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] Rider).



The "Target Amount" is the greater of:



            - 200% of all "Adjusted Purchase Payments" made in the first Contract Year after you purchase the Rider plus 100% of all subsequent "Adjusted Purchase Payments" you make until the Target Date; or



            -     the highest "Target Value."



In no event, however, will we set a Target Amount in excess of the maximum Benefit Base of $5 million.



"Adjusted Purchase Payments," for these purposes, means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a "pro rata" basis from the total amount of Purchase Payments you have made up to, and including, the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Cash Value is reduced by the entire amount of the withdrawal.



We calculate a "Target Value" for each Contract Year up to the Age 59 Contract Anniversary. "Target Value," for these purposes, means 200% of your Contract Value as of any Contract Anniversary (up to the Age 59 Contract Anniversary), plus 100% Purchase

Payments you may have made since that Contract Anniversary, minus a pro rata reduction for any Withdrawal Amounts you may have taken since that Contract Anniversary. We do not calculate a "Target Value" for any Contract Year following the Age 59 Contract Anniversary.



On the applicable Target Date, we will adjust the Benefit Base to equal the greater of:



            - the current Benefit Base, as increased by any Lifetime Income Bonus or Step-up for the Contract Year ending on the Target Date; or



            -     the Target Amount.



--------------------------------------------------------------------------------
The Target Amount adjustment provides a potential for higher lifetime income then may otherwise be achieved if you purchase the Rider before the Covered Person (youngest Covered Person for a [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] Rider) is [59 1/2]. The Target Amount adjustment provides its greatest benefit if you wait until the Target Date to take your first withdrawal. If you take a withdrawal prior to the Target Date, we will reduce the Target Amount and it will not be of as much value to you. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero. If you anticipate the need for liquidity before the Target Date, you should only purchase a [New Guaranteed Minimum Withdrawal Benefit For Life Series] Rider based on the value of its other features.
--------------------------------------------------------------------------------



Step-ups



================================================================================
Step-ups will increase the Benefit Base and the Lifetime Income Amount.
================================================================================



We schedule "Step-up Dates" under each of the [New Guaranteed Minimum Withdrawal Benefit for Life Series] Riders to compare Contract Value to certain guaranteed amounts under the Rider. Step-up Dates occur only when the Rider is in effect. We schedule Step-up Dates starting on the first Contract Anniversary following your purchase of the Rider and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.




On each Step-up Date, we compare the Benefit Base (including any applicable Bonus) to:



            -     the Contract Value on that date; and



            - the "Adjusted Step-up Value" for each "Interim Determination Date" during the immediately preceding Contract Year.



If your Benefit Base (including any Bonus) on a Step-up Date is less than either Contract Value or any such "Adjusted Step-up Value", we will automatically increase ("Step-up") the Benefit Base to equal the greater of:



            -     the Contract Value on the Anniversary Date; or



            - the highest "Adjusted Step-up Value" for any "[Interim] Determination Date", during the immediately preceding Contract Year.



In no event, however, will we increase the Benefit Base to exceed $5 million. If we increase the Benefit Base on any Step-up Date (after the Lifetime Income
Date), we will also increase the Lifetime Income Amount. The new Lifetime Income Amount will equal 5% of the new Benefit Base value after the Step-up (4.75% of the new Benefit Base value for [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life]).



[INTERIM] DETERMINATION DATES AND ADJUSTED STEP-UP VALUES. Under each of our [New Guaranteed Minimum Withdrawal Benefit for Life Series] Riders, we compare the Rider's Benefit Base to the Contract Value at [one or more times] during each Contract Year, up to the Age 95 Anniversary while the Rider is in effect. We call each of these dates [an "Interim] Determination Date."



If the Benefit Base is less than the Contract Value on any [Interim] Determination Date, we establish a tentative "Step-up Value" for that date. We reduce each tentative Step-up Value on a pro rata basis to reflect any Excess Withdrawals you may have taken from its [Interim] Determination Date to the end of that Contract Year. We increase each tentative Step-up Value by any Additional Purchase Payments you may have made from its [Interim] Determination Date to the end of that Contract Year. Then, at the end of the Contract Year, we compare each of the tentative Step-up Values, as adjusted to reflect Excess Withdrawals and Additional Purchase Payments ("Adjusted Step-up Value), for that Contract Year and select the highest Adjusted Step-up Value. If the highest Adjusted Step-up Value is higher than your Benefit Base on the Anniversary Date, we will increase the Benefit Base to equal the highest Adjusted Step-up Value.



EXAMPLE: Assume your Benefit Base at the beginning of Contract Year 2 is $100,000 and you make no Additional Purchase Payments during that year. Also assume that your Contract provides for a [single Interim Determination Date] at the end of 6 months and your Contract Value is $110,000 at that time. Finally, assume that you take no withdrawals during Contract Year 2 and your Contract Value at the end of the year is $105,000.



Under these assumptions, we would increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. If you purchased a [New Guaranteed Minimum Withdrawal Benefit for Life] Rider, we would also increase your annual Lifetime

Income Amount from $5,000 (5% of $100,000) to $5,500 (5% of $110,000). If you
purchased a [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] Rider, we would increase the annual Lifetime Income Amount from $4,750 (4.75% of $100,000) to $5,225 (4.75% of $110,000). In each case your Contract Value would be $105,000 at the end of Contract Year 2.



IMPACT OF STEP-UPS ON RIDER FEES. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider Fee (see "Rider Fees" on page __). The new Rider Fee will be based on the new Benefit Base. We also reserve the right to increase the rates of the [New Guaranteed Minimum Withdrawal Benefit for Life ] Rider fee and the [New Guaranteed Minimum Withdrawal Benefit for Life --Joint Life] Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Rider Fees" on page __). If you decline the Step-up, the fee rate will not be increased.



IMPACT OF STEP-UPS ON LIFETIME INCOME BONUS. Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the effective date of the Step-up or the Age 95 Contract Anniversary.



DECLINATION OF STEP-UPS. If you decline an automatic Step-up, you will have the option to elect to Step-up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Benefit Base, we will thereafter resume automatic Step-ups.



IMPACT OF ADDITIONAL PURCHASE PAYMENTS AND RESTRICTIONS ON ADDITIONAL PURCHASE PAYMENTS



Impact of Additional Purchase Payments on [New Guaranteed Minimum Withdrawal Benefit for Life Series]
Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million.



On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million. We will recalculate the Benefit Base at the time of an additional Purchase Payment. The new Benefit Base will be the Benefit Base immediately before the additional Purchase Payment, plus:



            - The excess, if any, of the additional Purchase Payment (subject to our Purchase Payment limits); over



            - Any Withdrawal Amount reduced by any Purchase Payment since the last time we calculated the Benefit Base (i.e., the last date of a Purchase Payment that we applied to the Benefit Base, the last date we reduced the Benefit Base to reflect a withdrawal, the last effective date of a Step-up, or the Lifetime Income Date).



Examples 1d and 2d in "Appendix B: Guaranteed Minimum Withdrawal Benefit Examples" illustrate how each of these transactions affect the Benefit Base and Lifetime Income Amount.



In addition, if a Purchase Payment increases the Benefit Base after the Lifetime Income Date, we will increase the Lifetime Income Amount to equal:



            - (for New Guaranteed Minimum Withdrawal Benefit for Life) 5% of the Benefit Base in effect immediately after the Purchase Payment; or



            - (for New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life) 4.75% of the Benefit Base in effect immediately after the Purchase Payment.



Restrictions on Additional Purchase Payments for Contracts with [New Guaranteed Minimum Withdrawal Benefit for Life Series] Riders
If you purchase a [New Guaranteed Minimum Withdrawal Benefit for Life Series] Rider, we restrict your ability to make additional Purchase Payments to the Contract. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1 million. We do not permit additional Purchase Payments during a Rider's "Settlement Phase" (see "Settlement Phase" on page ___). Other limitations on additional Purchase Payments may vary by state.



Special Purchase Payment limits on "Non-Qualified" Contracts. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:



            - on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.

Special Purchase Payment limits on "Qualified" Contracts. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make Purchase Payments:



      - on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become Age
            65), without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000; and



      - for the year that you become age 70 1/2 and for any subsequent years, if we issue your Contract in connection with an IRA, we will only accept a Purchase Payment that qualifies as a "rollover contribution"; but



      - we will not accept any Purchase Payment after the oldest Owner becomes age 81.



You should consult with a qualified tax advisor prior to electing a guaranteed minimum withdrawal benefit Rider for further information on tax rules affecting Qualified Contracts, including IRAs.



General right of refusal. We reserve the right to refuse to accept additional Purchase Payments at any time after the first Contract Anniversary to the extent permitted in the state we issue your Contract. We do not reserve this right of refusal for additional Purchase Payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.


IMPACT OF DEATH BENEFITS


If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, each of the [New Guaranteed Minimum Withdrawal Benefit for Life Series] Riders will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures. Under certain other circumstances, coverage may continue if the Beneficiary elects not to take the death benefit as a lump sum.



Single Life [New Guaranteed Minimum Withdrawal Benefit for Life]
If the Beneficiary under a single life [New Guaranteed Minimum Withdrawal Benefit for Life Series] Rider elects not to take the death benefit as a lump sum, the following will apply:



IF THE DECEASED OWNER IS:         THEN
                                  [NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
                                  FOR LIFE]:



--------------------------------------------------------------------------------
1.  Not the Covered               -  may continue if the Beneficiary elects to
    Person and the                   continue the Contract within the time we
    Beneficiary is the               permit under our administrative rules. We
    decedent's spouse                will automatically increase the Benefit
                                     Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We will also increase the Lifetime Income Amount to equal 5% of the new Benefit Base and will assess the Rider
                                     Fee based on the new Benefit Base.



                                  -  enters its Settlement Phase if a
                                     subsequent withdrawal depletes the
                                     Contract Value to zero, and the remaining
                                     Lifetime Income Amount for the year of
                                     withdrawal is still greater than zero.



                                  - continues to be eligible for any remaining Bonuses, Step-ups and a Target Amount adjustment, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of a Step-up, if any, to reflect the initial death benefit and any future Step-ups if we increase the rate of the Rider fee at that time.



--------------------------------------------------------------------------------
2.  Not the Covered               -  may continue in the same manner as 1.
    Person and the
    Beneficiary is not the        -  enters its Settlement Phase if a
    deceased Owner's spouse          subsequent withdrawal depletes the
                                     Contract Value to zero, and the remaining
                                     Lifetime Income Amount for the year of
                                     withdrawal is still greater than zero.



                                  - continues to be eligible for any Bonuses, Step-ups, or a Target Amount adjustment. We will permit the Beneficiary to opt out of the Step-up, if any, to reflect the initial death benefit if we increase the rate of the Rider fee at that time.



--------------------------------------------------------------------------------
3.  The Covered Person and the    -  ends without any further benefit.
    Beneficiary is the
    deceased Owner's spouse       -  we may determine to offer a new guaranteed
                                     minimum withdrawal death benefit Rider to the Beneficiary, subject to our current administrative rules and payment of the new rider's then current fees, but we provide no assurance that we will make such an offer.



--------------------------------------------------------------------------------
4.  The Covered Person and the    -  ends without any further benefit.
    Beneficiary is not the
    deceased Owner's spouse

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and [New Guaranteed Minimum Withdrawal Benefit for Life] continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



[New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life]
If the Beneficiary continues a Contract in force following the death of an Owner, coverage under a [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] Rider ends if the deceased Owner is the last Covered Person under the Rider, or the only remaining Covered Person, under the Rider.



If the Beneficiary continues a Contract in force following the death of an Owner, coverage under a [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a spousal Beneficiary or (c) the surviving Covered Person is a spouse of the deceased "Owner" and a tax qualified retirement plan is the non-spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Bonuses or Step-ups).



If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



If the first Covered Person to die is not the Owner (and is not deemed to be an "Owner" if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Bonuses or Step-ups.



Death of Last Covered Person. If the surviving Covered Person dies while a [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.



Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see definition of "Covered Persons" above). If that happens and:



      - if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and



      - if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the "last" Covered Person and the Rider will terminate.



Death Benefits during the Settlement Phase
If death occurs during a [New Guaranteed Minimum Withdrawal Benefit for Life Series] Rider's Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under that Rider:



      - (New Guaranteed Minimum Withdrawal Benefit for Life) If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments.



      - (New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life) If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the later of the Lifetime Income Date or the date we receive notice of the death of the first Covered Person. Settlement payments will equal the Lifetime Income Amount. WE MAY LIMIT THE ABILITY OF THE SURVIVING COVERED PERSON TO CHOOSE A SETTLEMENT PAYMENT AMOUNT AND DURATION THAT DIFFERS FROM THE AMOUNT AND DURATION IN EFFECT BEFORE THE DEATH OF THE FIRST COVERED PERSON.



TERMINATION
You may not terminate either of the [New Guaranteed Minimum Withdrawal Benefit for Life Series Riders] once it is in effect. However, the Rider will terminate automatically upon the earliest of:



      - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or



      -     the date an Annuity Option begins; or



      -     the date the Contract Value and the Benefit Base both equal zero; or



      - the death of the Covered Person (death of the last Covered Person under [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life]); or



      - the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any exchange program that we may make available; or

      -     termination of the Contract.
--------------------------------------------------------------------------------
You should consult with your financial professional to assist you in determining whether a [New Guaranteed Minimum Withdrawal Benefit for Life Series] Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit, and the Covered Person (at least one of the Covered Persons under [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life]) must attain age [59 1/2 or higher in NY] and remain living for you to receive certain benefits. Furthermore, this Rider limits the Investment Options otherwise available under the Contract, requires you to defer taking withdrawals to receive certain benefits, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under certain Annuity Options described in the Prospectus. You should carefully consider each of these factors before purchasing a [New Guaranteed Minimum Withdrawal Benefit for Life Series Rider], especially at older ages.
--------------------------------------------------------------------------------



EXAMPLES
We provide hypothetical examples that illustrate the benefits under our [New Guaranteed Minimum Withdrawal Benefit for Life Series in Appendix B.

                           VII. CHARGES AND DEDUCTIONS



We assess charges and deductions under the Contracts against Purchase Payments, Contract Values or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectus. For information on the optional benefits fees, see "VI. Optional Benefits."


WITHDRAWAL CHARGES


If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We base the withdrawal charge on Purchase Payments that have been in the Contract less than 7 complete Contract Years. We do not assess a withdrawal charge with respect to i) earnings accumulated in the Contract, ii) any withdrawal guaranteed under a Rider attached to the Contract,
iii) certain other "free Withdrawal Amounts" described below, iv) Purchase Payments that have been in the Contract more than 7 complete Contract Years, v) payment of the Death Benefit, or vi) Required Minimum Distributions. In no event may the total withdrawal charges exceed 6.00% of the amount invested.


We first allocate a withdrawal to a "free Withdrawal Amount" and second to "unliquidated Purchase Payments" (i.e., the amount of all Purchase Payments in the Contract net of any withdrawals in excess of earnings that have been taken to date). We do not impose a withdrawal charge on amounts allocated to a free Withdrawal Amount. In any Contract Year, the free Withdrawal Amount for that year is the greater of:

      - 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year); and

      - the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over unliquidated Purchase Payments).

Withdrawals of up to the free Withdrawal Amount may be withdrawn without the imposition of a withdrawal charge.

If the amount of a withdrawal exceeds the free Withdrawal Amount, the excess will be allocated to Purchase Payments, which will be "liquidated" on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free Withdrawal Amount in the order the Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next oldest second, etc., until the total Withdrawal Amount has been liquidated.

Upon a full surrender of a Contract, we will liquidate the excess of all unliquidated Purchase Payments over the free Withdrawal Amount for purposes of calculating the withdrawal charge.

Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown below.

     JOHN HANCOCK USA & JOHN HANCOCK NY
          MAXIMUM WITHDRAWAL CHARGE*
       (as a percentage of Purchase Payments)


   First Year                     6.00%
   Second Year                    6.00%
   Third Year                     5.00%
   Fourth Year                    5.00%
   Fifth Year                     4.00%
   Sixth Year                     3.00%
   Seventh Year                   2.00%

   Thereafter                       0%



     * The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.


We deduct from the amount paid to the Contract Owner as a result of the withdrawal, any applicable withdrawal charge, Contract and Rider fees, and any taxes. In the case of a partial withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account less any applicable fees and charges.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and we impose no withdrawal charges on the Annuity Commencement Date if the Contract Owner annuitizes as provided in the Contract.


Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the Contract. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts or from our general assets. Similarly, administrative expenses not fully recovered by the administration fee may also be recovered from such other sources.

For examples of calculation of the withdrawal charge, see Appendix A to this Prospectus.


Waiver of Applicable Withdrawal Charge -- Confinement to Eligible Nursing Home (John Hancock USA Contracts only; not available in MA and NY)
In states where approved, any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:


- the Owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person);

-     the confinement began at least one year after the Contract Date;

-     confinement was prescribed by a "Physician";


- both the Owner and the Annuitant are alive as of the date we pay such total withdrawal; and



- the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.


An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physicians; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

A "Physician" is a person other than you, the Annuitant(s) or a member of your or the Annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.


"Due Proof of Confinement" is a letter signed by an eligible Physician containing: (a) the date the Owner was confined, (b) the name and location of the Eligible Nursing Home, (c) a statement that the confinement was medically necessary in the judgment of the Physician, and (d) if applicable, the date the Owner was released from the Eligible Nursing Home.


The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "VIII. Federal Tax Matters").

ANNUAL CONTRACT FEE


We will deduct each year an annual Contract fee of $30 as partial compensation for the cost of providing all administrative services attributable to the Contracts and the operations of the Separate Accounts and us in connection with the Contracts. However, if prior to the Maturity Date (or Annuity Commencement Date if earlier) the Contract Value is equal to or greater than $50,000 at the time of the fee's assessment, we will waive the annual Contract fee. During the Accumulation Period, this administration fee is deducted on the last day of each Contract Year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the Contract Value. If the entire Contract is withdrawn on a day other than the last day of any Contract Year, the $30 Contract fee will be deducted from the amount paid. During the Pay-out Period, the fee is deducted on a pro-rata basis from each annuity payment.

ASSET-BASED CHARGES


We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks.

Daily Administration Fee
We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administrative expenses. We deduct a daily charge in an amount equal to 0.15% of the value of each Variable Investment Option on an annual basis deducted from each Sub-Account to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.


Mortality and Expense Risks Fee
The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period" on page __). The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.


To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge in an amount equal to 1.20% of the value of the Variable Investment Options on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

We may reduce or eliminate the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

      - We will consider the size and type of group to which sales are to be made. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

      - We will consider the total amount of Purchase Payments to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

      - We will consider the nature of the group or class for which the Contracts are being purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts.

      - We will consider any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

      - We will consider the level of commissions paid to selling broker-dealers. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses.

      - There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. We will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, or of any of our affiliates, or of the John Hancock Trust. In no event will we permit reduction or elimination of the charges or deductions where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your broker-dealer.

PREMIUM TAXES




================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================



We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.


In most cases, we deduct a charge for the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.



                                  PREMIUM TAXES
  STATE OR               QUALIFIED            NON-QUALIFIED
  TERRITORY              CONTRACTS              CONTRACTS
  CA                       0.50%                  2.35%
  GUAM                     4.00%                  4.00%
  ME 1                     0.00%                  2.00%
  NV                       0.00%                  3.50%
  PR                       1.00%                  1.00%
  SD 1                     0.00%                  1.25% 2
  WV                       1.00%                  1.00%
  WY                       0.00%                  1.00%



1   We pay premium tax upon receipt of Purchase Payment.
2   0.80% on Purchase Payments in excess of $500,000.




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                            VIII. Federal Tax Matters


INTRODUCTION


The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax adviser with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.


This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract owners.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser for information on any optional benefit Riders.


When you take a withdrawal under a Non-Qualified Contract, it ordinarily is taxable only to the extent it does not exceed gain in the Contract, if any, at the time of the withdrawal. Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the "Settlement Phase" of an optional guaranteed minimum withdrawal benefit Rider (i.e., [New Guaranteed Minimum Withdrawal Benefit for Life Series] Riders), using the Contract Value. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal.



If you purchased a Qualified Contract with an optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" in this section, below.


Any annuity payments that you receive under an Annuity Option, including Annuity Options that only are available when you elect a guaranteed minimum withdrawal benefit Rider, will be taxed in the manner described in "Taxation of Annuity Payments," below.

CHARITABLE REMAINDER TRUSTS

This federal tax discussion does not address tax consequences of a Contract used in a charitable remainder trust. The tax consequences of charitable remainder trusts may vary depending on the particular facts and circumstances of each individual case. Additionally, the tax rules governing charitable remainder trusts, or the taxation of a Contract used with a charitable remainder trust, may be subject to change by legislation, regulatory changes, judicial decrees or other means. You should consult competent legal or tax counsel regarding the tax treatment of a charitable remainder trust before purchasing a Contract for use within it.



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NON-QUALIFIED CONTRACTS
(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)


Undistributed Gains
Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments
When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits
When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.

When you take a partial withdrawal from a Contract before the Maturity Date (or Annuity Commencement Date if earlier), including a payment under a systematic withdrawal plan or guaranteed minimum withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds
All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

      - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

      - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

      - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:


      - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

      - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions
There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

      - received on or after the date on which the Contract Owner reaches age 59 1/2;

      - attributable to the Contract Owner becoming disabled (as defined in the tax law);

      - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

      - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

      -     made under a single-premium immediate annuity contract; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

Puerto Rico Non-Qualified Contracts
Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements
Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.


We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS
(Contracts Purchased for a Qualified Plan)

The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix C of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.

Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.

Penalty Tax on Premature Distributions


There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

      - received on or after the date on which the Contract Owner reaches age 59 1/2;

      - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001 and before December 31, 2007. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Tax-Free Rollovers

If permitted under your plan, you may make a tax-free rollover:

      -     from a traditional IRA to another traditional IRA;

      - from a traditional IRA to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;

      - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;

      - between a retirement plan qualified under Sections 401(a) or 403(a) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code and any such plans;

      - from a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and

      - from a traditional IRA to a Roth IRA, subject to special withholding restrictions discussed below.

In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. Beginning in 2007, a beneficiary who is not your surviving spouse may transfer to a traditional IRA the amount distributable to him or her upon your death under a Contract that is held as part of a retirement plan described in Sections 401(a) or 403(a) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a traditional IRA. The transfer must be a direct trustee-to-trustee transfer. The IRA is treated as an inherited IRA of the non-spouse beneficiary.

Also effective in 2008, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate return.

WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan or a traditional IRA. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


Loans

Although we do not do so at this time, we may offer a loan privilege in the future to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA).

If you are considering making a rollover transfer from a retirement plan described in Section 403(b) of the Code to a traditional IRA or a Roth IRA, you should consult with a tax adviser regarding possible tax consequences. If you have a loan outstanding under the section 403(b) plan, the transfer may subject you to income taxation on the amount of the loan balance.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                               IX. General Matters


RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
(for Contracts issued by John Hancock USA)

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

      - termination of employment in the Texas public institutions of higher education;

      -     retirement;

      -     death; or

      -     the participant's attainment of age 70 1/2.

Accordingly, before you withdraw any amounts from the Contract, you must furnish proof to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS


================================================================================
We pay compensation for sales of the Contracts
================================================================================



John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.



JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the Financial Industry Regulatory Authority ("FINRA", formerly the National Association of Securities Dealers, Inc., or "NASD").


We offer the Contracts for sale through broker-dealers (firms) that have entered into selling agreements with JH Distributors and us. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of FINRA, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. is an affiliated broker-dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. Contract Owners do not pay this compensation directly. These payments are made from JH Distributors' and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying Fund's or fund-of-fund's (but not both) distribution plan ("12b-1 fees"), the fees and charges imposed under the Contract, and other sources.

The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. A limited number of broker-dealers may also be paid commissions or overrides to "wholesale" the Contract; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contract(s) that have already been purchased.

Standard Compensation

The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 7.00% of Purchase Payments. In addition, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation.

Revenue Sharing and Additional Compensation


In addition to standard compensation arrangements and to the extent permitted by SEC and NASD rules and other applicable laws and regulations, we, either directly or through JH Distributors, may enter into special compensation or reimbursement arrangements ("revenue sharing") with selected firms. We determine which firms to support and the extent of the payments that are made. Under these arrangements, the form of payment may be any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.

We hope to benefit from these revenue sharing arrangements through increased sales of our annuity products. In consideration of these arrangements, a firm may feature the Contract in its sales system or give us preferential access to members of its sales force. In addition, the firm may agree to participate in our marketing efforts by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm's sales force.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements, including a list of any firms to whom we anticipate making payments of annual amounts greater than $5,000 under these arrangements, in the Statement of Additional Information
(SAI), which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

Selling broker dealers may receive additional payments from us, either directly or through JH Distributors, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement payments may include, for example, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions and/or contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash, or other awards, as may be permitted by applicable NASD rules and other applicable laws and regulations.

In an effort to promote the sale of our products, our affiliated broker-dealer may pay its registered representatives additional cash incentives such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us to their registered representatives. As a result, registered representatives may be motivated to sell the variable annuity contracts of one issuer over another issuer, or one product over another product.

You should contact your registered representative for more information on compensation arrangements in connection with the sale and purchase of your Contract.

CONFIRMATION STATEMENTS

We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, DCA Fixed Investment Option guarantees, or other obligations.

            Appendix A: Examples of Calculation of Withdrawal Charges


The following examples assume an initial Purchase Payment of $30,000 and an Additional Purchase Payment of $20,000 during the second Contract Year.

EXAMPLE 1. If you surrender the Contract during Contract Year 3, the Contract Value is $60,000 and there have been no prior withdrawals, we will calculate the withdrawal charge as follows:

      a) First we will calculate the free withdrawal amount, which equals the greater of:

            -     10% of all purchase payments = .10 x ($30,000 + $20,000) =
                  $5,000, or

            - Earnings equal to the Contract Value minus unliquidated Purchase Payments = $60,000 - $50,000 = $10,000.

      b) Next we determine the amount of Purchase Payments to be liquidated as the greater of the Contract Value or the unliquidated Purchase Payments, reduced by the free withdrawal amount, or $60,000 - $10,000 = $50,000.

      c) Finally we calculate the withdrawal charge by applying the appropriate withdrawal charge percentage for each Purchase Payment liquidated based on the length of time the payment has been in the Contract.

            - The initial Purchase Payment is in the third year, so the applicable withdrawal charge is .05 x $30,000 = $1,500.

            - The Additional Purchase Payment of $20,000 is in the second year, so the applicable withdrawal charge is .06 x $20,000 = $1,200.

            -     The total withdrawal charge is $1,500 + $1,200 = $2,700.

EXAMPLE 2. If you surrender the Contract during Contract Year 3, the Contract Value is $35,000 and there have been no prior withdrawals, we will calculate the withdrawal charge as follows:

      a) First we will calculate the free withdrawal amount, which equals the greater of:

            -     10% of all Purchase Payments = .10 x ($30,000 + $20,000) =
                  $5,000, or

            - Earnings equal to the Contract Value minus unliquidated Purchase Payments = $35,000 - $50,000 = $-15,000.

      b) Next we determine the amount of Purchase Payments to be liquidated as the greater of the Contract Value or the unliquidated Purchase Payments, reduced by the free withdrawal amount, or $50,000 - $5,000 = $45,000.

      c) Finally we calculate the withdrawal charge by applying the appropriate withdrawal charge percentage for each Purchase Payment liquidated based on the length of time the Payment has been in the Contract.

            - The initial Purchase Payment is in the third year, so the applicable withdrawal charge is .05 x $30,000 = $1,500.

            - The Additional Purchase Payment of $20,000 is in the second year, so the applicable withdrawal charge is .06 x $15,000 = $900.

            -     The total withdrawal charge is $1,500 + $900 = $2,400.

EXAMPLE 3. If you take a partial withdrawal of $5,000 during Contract Year 3 when the Contract Value is $52,000 and then surrender the Contract later in Contract Year 3 when the Contract Value is $49,000, we will calculate the withdrawal charge as follows:

      a) First we will calculate the free withdrawal amount for the partial, which equals the greater of:

            -     10% of all Purchase Payments = .10 x ($30,000 + $20,000) =
                  $5,000, or

            - Earnings equal to the Contract Value minus unliquidated Purchase Payments = $52,000 - $50,000 = $2,000.

      b) Since the partial withdrawal is equal to the free withdrawal amount, we will not liquidate any Purchase Payments and there will not be any withdrawal charge.

      c) When the Contract is surrendered, we will calculate the free withdrawal amount for the surrender, which equals the greater of:

            - 10% of all Purchase Payments reduced by prior withdrawals during the year = .10 x ($30,000 + $20,000) - $5,000 = $0, or

            - Earnings equal to the Contract Value minus unliquidated Purchase Payments = $49,000 - $50,000 = $-1,000.

      d) Next we determine the amount of Purchase Payments to be liquidated as the greater of the Contract Value or the unliquidated Purchase Payments, reduced by the free withdrawal amount, or $50,000 - $0 = $50,000.

      e) Finally we calculate the withdrawal charge by applying the appropriate withdrawal charge percentage for each Purchase Payment liquidated based on the length of time the payment has been in the Contract.

            - The initial Purchase Payment is in the third year, so the applicable withdrawal charge is .05 x $30,000 = $1,500.

            - The Additional Purchase Payment of $20,000 is in the second year, so the applicable withdrawal charge is .06 x $20,000 = $1,200.

            -     The total withdrawal charge is $1,500 + $1,200 = $2,700.

           Appendix B: Guaranteed Minimum Withdrawal Benefit Examples


The following examples provide hypothetical illustrations of the benefits provided under the [New Guaranteed Minimum Withdrawal Benefit for Life] and [New Guaranteed Minimum Withdrawal Benefit for Life -- Joint Life] optional benefit Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.



EXAMPLES 1A, 1B, 1C AND 1D ILLUSTRATE THE BASIC OPERATION OF THE [NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE] OPTIONAL BENEFIT RIDER.



EXAMPLE 1A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS UNDER A [NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE] RIDER. Assume a single Purchase Payment of $100,000 at the time you purchase a [New Guaranteed Minimum Withdrawal Benefit for Life] Rider, the Covered Person's age 49 1/2 at that time, no additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 20 years from issue.



                      LIFETIME                                                 BENEFIT BASE ON
 CONTRACT YEAR      INCOME AMOUNT      WITHDRAWAL TAKEN      BONUS         CONTRACT ANNIVERSARY
 -------------      -------------      ----------------      -----         --------------------
At Rider issue           N/A                  $0              $0                 $100,000 1
       1                 N/A                   0             7,000 2              107,000 3
       2                 N/A                   0             7,000                114,000
       3                 N/A                   0             7,000                121,000
       4                 N/A                   0             7,000                128,000
       5                 N/A                   0             7,000                135,000
       6                 N/A                   0             7,000                142,000
       7                 N/A                   0             7,000                149,000
       8                 N/A                   0             7,000                156,000
       9                 N/A                   0             7,000                163,000
      10                 N/A                   0             7,000                170,000
      11               $8,500 4              8,500             0                  170,000
      12                8,500                8,500             0                  170,000
      13                8,500                8,500             0                  170,000
      14                8,500                8,500             0                  170,000
      15                8,500                8,500             0                  170,000
      20                8,500                8,500             0                  170,000



(1) The initial Benefit Base is equal to the initial Purchase Payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.



(2) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Benefit Base. The Bonus amount is equal to 7% of the total Purchase Payments to date (.07 x $100,000 = $7,000).



(3) Following a Bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the Bonus increased by the amount of the Bonus ($100,000 + $7,000 = $107,000).


(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 5% of the Benefit Base at that time (.05 x $170,000 = $8,500).

EXAMPLE 1B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 when you purchase the Rider, the Covered Person's age [60] (age 61 in New York) at the time, you make an additional Purchase Payment of $10,000 during Contract Year 1 following purchase of the Rider, and an additional Purchase Payment of $10,000 in year 2 following purchase of the Rider. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.



                                                    LIFETIME INCOME                                            LIFETIME INCOME
                 PURCHASE      BENEFIT BASE AFTER     AMOUNT AFTER     WITHDRAWAL     BENEFIT BASE ON             AMOUNT ON
CONTRACT YEAR    PAYMENTS       PURCHASE PAYMENT    PURCHASE PAYMENT      TAKEN     CONTRACT ANNIVERSARY   CONTRACT ANNIVERSARY
-------------    --------       ----------------    ----------------      -----     --------------------   --------------------
At Rider issue   $100,000           $100,000             $5,000            --            $100,000                   $5,000
      1            10,000 1          110,000 1            5,500 1        $5,500           110,000                    5,500
      2            10,000 2          114,500 2            5,725 2         5,725           114,500                    5,725



(1) In this example, there is an additional Purchase Payment during the first Contract Year following purchase of the Rider. Following the Additional Purchase Payment, we increase the Benefit Base to equal the initial Benefit Base plus the amount of the additional Purchase Payment ($100,000 + $10,000 = $110,000). We also increase the Lifetime Income Amount to equal 5% of the Benefit Base immediately after the Purchase Payment (.05 x $110,000 = $5,500).



(2) In the second year following purchase of the Rider, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last additional Purchase Payment was applied to the Benefit Base, we increase the Benefit Base by the excess of the Additional Purchase Payment over the previous withdrawals ($110,000 + ($10,000 - $5,500) = $114,500). We also increase the Lifetime Income Amount to equal 5% of the Benefit Base immediately after the additional Purchase Payment (.05 x $114,500 = $5,725).



EXAMPLE 1C. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 when you purchase the Rider, the Covered Person's age is [59 1/2] (61 in New York) at the time, no additional Purchase Payments are made, and withdrawals equal to the Lifetime Income Amount are taken in Contract Years 1, 2, 3 and 4 following purchase of the Rider. Since withdrawals are taken every year, there are no Bonuses. The Benefit Base Steps-up at the end of Contract Years 1, 2 and 3 following purchase of the Rider.



                       LIFETIME INCOME                                   HYPOTHETICAL CONTRACT VALUE ON
                    AMOUNT AFTER PURCHASE                                 CONTRACT ANNIVERSARY PRIOR TO        BENEFIT BASE ON
 CONTRACT YEAR             PAYMENT             WITHDRAWAL TAKEN                     RIDER FEE                CONTRACT ANNIVERSARY
 -------------             -------             ----------------                     ---------                --------------------
At Rider issue               --                       --                               --                          $100,000
       1                   $5,000                   $5,000                          $102,000                        102,000 1
       2                    5,100 1                  5,100 1                         103,514                        103,514
       3                    5,176                    5,176                           105,020                        105,020
       4                    5,251                    5,251                            94,013 2                      105,020 2
       5                    5,251                    5,251                            78,793                        105,020



(1) At the end of Contract Year 1 following purchase of the Rider, the Contract Value in this example, $102,000 is greater than the Benefit Base of $100,000. The Benefit Base will increase to equal the Contract Value of $102,000. The Lifetime Income Amount will increase to 5% of the new Benefit Base (.05 x $102,000 = $5,100).



(2) At the end of Contract Year 4 following purchase of the Rider, the Contract Value in this example, $94,013 is less than the Benefit Base of $105,020. The Benefit Base will remain at $105,020.



EXAMPLE 1D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS AND THE IMPACT OF WITHDRAWALS ON SUBSEQUENT PAYMENTS APPLIED TO THE BENEFIT BASE. Assume an initial Purchase Payment of $100,000 at age [60], Additional Payments in years 2, 13 and 15, an excess withdrawal in year 1 and a withdrawal of the Lifetime Income Amount in year 14.



                LIFETIME INCOME
                 AMOUNT BEFORE     PURCHASE                          HYPOTHETICAL                   LIFETIME INCOME
CONTRACT YEAR     TRANSACTION      PAYMENTS      WITHDRAWAL TAKEN   CONTRACT VALUE   BENEFIT BASE        AMOUNT
-------------     -----------      --------      ----------------   --------------   ------------        ------
   At issue           --           $100,000             --             $100,000       $100,000           $5,000
      1             $5,000            0              $10,000 1           85,000         85,000 1          4,250 1
      2              4,250           10,000 2              0             93,500         95,000 2          4,750 2
      12             4,750            0                    0            120,000        120,000            6,000
      13             6,000           10,000 3              0            130,000        130,000 3          6,500 3
      14             6,500            0                6,500            123,500        130,000            6,500
      15             6,500           10,000 4              0            130,000        133,500 4          6,675 4



(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $5,000. We will reduce the Benefit Base to equal the lesser of the Contract Value after the withdrawal ($85,000) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000). We will also reduce the Lifetime Income Amount to equal 5% of the new Benefit Base (.05 x $85,000 = $4,250).



(2) The Additional Payment of $10,000 in year 2 is the first Payment or Withdrawal since the latest reduction of the Benefit Base, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $95,000 ($85,000 + $10,000). The new Lifetime Income Amount is .05 x $95,000 = $4,750.

(3) The Additional Payment of $10,000 in year 13 is the first Payment or Withdrawal since the Step-up of the Benefit Base at the end of year 12, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $130,000 ($120,000 + $10,000). The new Lifetime Income Amount is .05 x $130,000 = $6,500.


(4) The Additional Payment of $10,000 in year 15 is reduced by the $6,500 Withdrawal since the last increase of the Benefit Base in year 13 by an Additional Payment. The new Benefit Base equals $133,500 ($130,000 + $10,000 - $6,500). The new Lifetime Income Amount is .05 x $133,500 = $6,675.


EXAMPLES 2A, 2B, 2C AND 2D ILLUSTRATE THE BASIC OPERATION OF THE [NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- JOINT LIFE] OPTIONAL BENEFIT RIDER.



EXAMPLE 2A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING FOR WITHDRAWALS.. Assume a single Purchase Payment of $100,000 when you purchase the Rider, the youngest Covered Person's age 49 1/2 at the time, no additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and at least one of the Covered Persons survives at least 20 years from issue.



                    LIFETIME INCOME                                             BENEFIT BASE ON
CONTRACT YEAR            AMOUNT          WITHDRAWAL TAKEN       BONUS         CONTRACT ANNIVERSARY
-------------            ------          ----------------       -----         --------------------
At Rider issue            N/A                   $0                $0               $100,000 1
      1                   N/A                   0               7,000 2             107,000 3
      2                   N/A                   0               7,000               114,000
      3                   N/A                   0               7,000               121,000
      4                   N/A                   0               7,000               128,000
      5                   N/A                   0               7,000               135,000
      6                   N/A                   0               7,000               142,000
      7                   N/A                   0               7,000               149,000
      8                   N/A                   0               7,000               156,000
      9                   N/A                   0               7,000               163,000
      10                  N/A                   0               7,000               170,000
      11                $8,075 4              8,075               0                 170,000
      12                 8,075                8,075               0                 170,000
      13                 8,075                8,075               0                 170,000
      14                 8,075                8,075               0                 170,000
      15                 8,075                8,075               0                 170,000
      20                 8,075                8,075               0                 170,000



(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.



(2) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Benefit Base. The Bonus amount is equal to 7% of the total Purchase Payments to date (.07 x $100,000 = $7,000).



(3) Following a Bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the Bonus increased by the amount of the Credit ($100,000 + $7,000 = $107,000).


(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the youngest Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 4.75% of the Benefit Base at that time (.0475 x $170,000 = $8,075)


EXAMPLE 2B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 when you purchase the Rider, the youngest Covered Person's age is [60] at the time, an Additional Purchase Payment of $10,000 during Contract Year 1 following purchase of the Rider, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.



                                   BENEFIT BASE       LIFETIME INCOME                     BENEFIT BASE     LIFETIME INCOME
                   PURCHASE        AFTER PURCHASE       AMOUNT AFTER       WITHDRAWAL      ON CONTRACT     AMOUNT ON CONTRACT
 CONTRACT YEAR     PAYMENTS           PAYMENT         PURCHASE PAYMENT        TAKEN       ANNIVERSARY        ANNIVERSARY
 -------------     --------           -------         ----------------        -----       -----------        -----------
At Rider issue     $100,000         $100,000               $4,750              --          $100,000            $5,000
       1             10,000 1        110,000 1              5,225 1          $5,225         110,000             5,225
       2             10,000 2        114,775 2              5,452 2           5,452         114,775             5,452



(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, we increase the Benefit Base to equal the initial Benefit Base plus the amount of the additional Purchase Payment ($100,000 + $10,000 = $110,000). We also increase the Lifetime Income Amount to equal 4.75% of the Benefit Base immediately after the Purchase Payment (.0475 x $110,000 = $5,225).

(2) In the second year, there is another additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last additional Purchase Payment was applied to the Benefit Base, we increase the Benefit Base by the excess of the Purchase Payment over the previous withdrawals ($110,000 + ($10,000 - $5,225) = $114,775). We also increase the Lifetime Income Amount to equal 4.75% of the Benefit Base immediately after the Purchase Payment (.0475 x $114,775 = $5,452).



EXAMPLE 2C. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 when you purchase the Rider, the youngest Covered Person's age is [59 1/2] at the time, no additional Purchase Payments are made, and withdrawals equal to the Lifetime Income Amount are taken in Contract Years 1, 2, 3 and 4 following the purchase of the Rider. Since withdrawals are taken every year, there are no Bonuses. The Benefit Base Steps-up at the end of Contract Years 1, 2 and 3 following purchase of the Rider.



                                                                      HYPOTHETICAL CONTRACT VALUE ON
                    LIFETIME INCOME AMOUNT                             CONTRACT ANNIVERSARY PRIOR TO        BENEFIT BASE ON
 CONTRACT YEAR      AFTER PURCHASE PAYMENT      WITHDRAWAL TAKEN                 RIDER FEE                CONTRACT ANNIVERSARY
 -------------      ----------------------      ----------------                 ---------                --------------------
At Rider issue                --                       --                           --                          $100,000
       1                    $4,750                   $4,750                       $102,250                       102,250
       2                     4,857 1                  4,857 1                      104,025                       104,025 1
       3                     4,941                    4,941                        105,800                       105,800
       4                     5,026                    5,026                         94,977 2                     105,800 2
       5                     5,026                    5,026                         79,882                       105,800



(1) At the end of Contract Year 1 following purchase of the Rider, the Contract Value in this example, $102,250 is greater than the Benefit Base of $100,000. The Benefit Base will increase to equal the Contract Value of $102,000. The Lifetime Income Amount will increase to 4.75% of the new Benefit Base (.0475 x $102,000 = $4,857).



(2) At the end of Contract Year 4 following purchase of the Rider, the Contract Value in this example, $94,977 is less than the Benefit Base of $105,800. The Benefit Base will remain at $105,800.

EXAMPLE 2D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS AND THE IMPACT OF WITHDRAWALS ON SUBSEQUENT PAYMENTS APPLIED TO THE BENEFIT BASE. Assume an initial Purchase Payment of $100,000 at age [60], Additional Payments in years 2, 13 and 15, an excess withdrawal in year 1 and a withdrawal of the Lifetime Income Amount in year 14.



                 LIFETIME INCOME
                  AMOUNT BEFORE      PURCHASE                          HYPOTHETICAL                        LIFETIME INCOME
CONTRACT YEAR      TRANSACTION       PAYMENTS     WITHDRAWAL TAKEN    CONTRACT VALUE     BENEFIT BASE          AMOUNT
-------------      -----------       --------     ----------------    --------------     ------------          ------
   At issue            --          $100,000              --               $100,000         $100,000            $4,750
      1              $4,750               0           $10,000 1             85,000           85,000 1           4,038 1
      2               4,038          10,000 2               0               93,500           95,000 2           4,513 2
      12              4,513               0                 0              120,000          120,000             5,700
      13              5,700          10,000 3               0              130,000          130,000 3           6,175 3
      14              6,175               0             6,175              123,825          130,000             6,175
      15              6,175          10,000 4               0              130,000          133,825 4           6,357 4



(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $4,750. We will reduce the Benefit Base to equal the lesser of the Contract Value after the withdrawal ($85,000) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000). We also will reduce the Lifetime Income Amount to equal 4.75% of the new Benefit Base (.0475 x $85,000 = $4,038).



(2) The Additional Payment of $10,000 in year 2 is the first Payment or Withdrawal since the latest reduction of the Benefit Base, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $95,000 ($85,000 + $10,000). The new Lifetime Income Amount is .0475 x $95,000 =
      $4,513.


(3) The Additional Payment of $10,000 in year 13 is the first Payment or Withdrawal since the Step-up of the Benefit Base at the end of year 12, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $130,000 ($120,000 + $10,000). The new Lifetime Income Amount is .0475 x $130,000 = $6,175.

(4) The Additional Payment of $10,000 in year 15 is reduced by the $6,175 Withdrawal since the last increase of the Benefit Base in year 13 by an Additional Payment. The new Benefit Base equals $133,825 ($130,000 + $10,000 - $6,175). The new Lifetime Income Amount is .0475 x $133,825 =
      $6,357.

                        Appendix C: Qualified Plan Types


TRADITIONAL IRAS

Individual Retirement Annuities


Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible, and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.


The Contract may be issued with a death benefit or certain benefits provided by an optional rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.

Distributions

In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender distribution, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the distribution.

The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

      -     made after the Owner attains age 59 1/2;

      -     made after the Owner's death;

      -     attributable to the Owner being disabled; or

      -     a qualified first-time homebuyer distribution within the meaning of
            Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a traditional IRA or another Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that such rollover consists of designated Roth contributions to the rollover.

If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.

Conversion or Direct Rollover to a Roth IRA

You can convert a traditional IRA to a Roth IRA or, beginning in 2008, directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:

      -     you have adjusted gross income over $100,000; or

      -     you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

If you are considering making a rollover transfer from a retirement plan described in Section 403(b) of the Code to a traditional IRA or a Roth IRA, you should consult with a tax adviser regarding possible tax consequences. If you have a loan outstanding under the section 403(b) plan, the transfer may subject you to income taxation on the amount of the loan balance.

SIMPLE IRA PLANS

In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. Employers intending to use the Contract in connection with such plans should seek independent tax advice.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude amounts contributed from gross income for tax purposes. These types of annuity contracts are commonly referred to as "tax-sheltered annuities." We do not currently offer Contracts for use in this type of Qualified Plan.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.

Minimum distribution to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70 1/2.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION


  (Incorporated by reference to File No. 333-146699, filed on February 7, 2008)

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE       OLD NAME                                            NEW NAME
--------------       --------                                            --------
October 1, 1997      FNAL Variable Account                               The Manufacturers Life Insurance Company of New York
                                                                         Separate Account A

October 1, 1997      First North American Life Assurance Company         The Manufacturers Life Insurance Company of New York

November 1, 1997     NAWL Holding Co., Inc.                              Manulife-Wood Logan Holding Co., Inc.

September 24, 1999   Wood Logan Associates, Inc.                         Manulife Wood Logan, Inc

January 1, 2005      The Manufacturers Life Insurance Company of New     John Hancock Life Insurance Company of New York
                     York Separate Account A                             Separate Account A

January 1, 2005      The Manufacturers Life Insurance Company of New     John Hancock Life Insurance Company of New York
                     York                                                Separate Account A.

January 1, 2005      Manulife Financial Securities LLC                   John Hancock Distributors LLC

January 1, 2005      Manufacturers Securities Services LLC               John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements


          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A (Part B of the registration statement). [(INCLUDING PART B OF THE REGISTRANT'S FORM N-4 INCORPORATED BY REFERENCE HEREIN), FILED ON FEBRUARY 7, 2008]



          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company of New York (Part B of the registration statement). [(INCLUDING PART B OF THE REGISTRANT'S FORM N-4 INCORPORATED BY REFERENCE HEREIN), FILED ON FEBRUARY 7, 2008]


     (b)  Exhibits

          (1) (a) Resolution of the Board of Directors of First North American Life Assurance Company establishing the FNAL Variable Account - Incorporated by reference to Exhibit (b)(1)(a) to Form N-4, file number 33-46217, filed February 25, 1998.

               (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - Incorporated by reference to Exhibit (b)(1)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

               (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - Incorporated by reference to Exhibit (b)(1)(c) to Form N-4, file number 33-46217, filed February 25, 1998.

          (2) Agreements for custody of securities and similar investments.- Not Applicable.

          (3) (a) Form of Underwriting and Distribution Agreement-Incorporated by reference to Exhibit 3(a) to the registration statement on Form N-4, file number 333-61283, filed on April 29, 2002.

               (b) Form of Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Securities Services, LLC (Underwriter), and General Agents - Incorporated by reference to Exhibit 3(b) to the registration statement on Form N-4, file number 333-61283, filed on April 29, 2002.

          (4) (a) Form of Specimen Contract: Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating. [TO BE FILED BY AMENDMENT]


               (b) Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating. [TO BE FILED BY AMENDMENT]


          (5) (a) Form of Specimen Application: Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating. [TO BE FILED BY AMENDMENT]


               (b) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating. [TO BE FILED BY AMENDMENT]


          (6) (a)(i) Declaration of Intention and Charter of First North American Life Assurance Company - Incorporated by reference to Exhibit (b)(6)(a)(i) to Form N-4, file number 33-46217, filed February 25, 1998.


               (a)(ii) Certificate of Amendment of the Declaration of Intention
                    and Charter of First North American Life Assurance Company - Incorporated by reference to Exhibit (b)(6)(a)(ii) to Form N-4, file number 33-46217, filed February 25, 1998.



               (a)(iii) Certificate of Amendment of the Declaration of Intention
                    and Charter of The Manufacturers Life Insurance Company of New York - Incorporated by reference to Exhibit
                    (b)(6)(a)(iii) to Form N-4, file number 33-46217, filed February 25, 1998.


               (a)(iv) Certificate of Amendment of the Declaration of Intention
                    and Charter of John Hancock Life Insurance Company of New York dated as of January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(a)(iv) to Form N-4, file number 33-79112, filed May 1, 2007.

               (a)(v) Certificate of Amendment of the Declaration of Intention
                    and Charter of John Hancock Life Insurance Company of New York dated as of August 10, 2006 - Incorporated by reference to Exhibit (b)(6)(a)(v) to Form N-4, file number 33-79112, filed May 1, 2007.

               (b) By-laws of John Hancock Life Insurance Company of New York, as amended and restated as of July 31, 2006 - Incorporated by reference to Exhibit (b)(6)(b) to Form N-4, file number 33-79112, filed May 1, 2007.

          (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit (8) to post-effective amendment no. 5 to this registration statement filed on April 29, 2002.

               (b) Investment Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company - Incorporated by reference to Exhibit 1(A)(8)(c) to Form S-6, file number 333-33351, filed March 16, 1998.


          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - INCORPORATED BY REFERENCE TO EXHIBIT (B)(9) TO PRE-EFFECTIVE AMENDMENT #3 TO THIS REGISTRATION STATEMENT FILED ON FORM N-4, FILED ON FEBRUARY 7, 2008.



          (10) Written consent of Ernst & Young LLP, independent registered public accounting firm - INCORPORATED BY REFERENCE TO EXHIBIT
               (B)(10) TO PRE-EFFECTIVE AMENDMENT #3 TO THIS REGISTRATION STATEMENT FILED ON FORM N-4, FILED ON FEBRUARY 7, 2008.


          (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

          (13) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 - Incorporated by reference to Exhibit (b)(13) to Form N-4, 33-76162 filed March 1, 1996.

          (14) (a) Power of Attorney -James D. Gallagher, Thomas Borshoff, Marc Costantini, Steven A. Finch, Ruth Ann Fleming, William P. Hicks III, Katherine MacMillan, Neil M. Merkl, Lynne Patterson, Bradford J. Race Jr., Diana Scott, Bruce R. Speca, and Robert L. Ullmann - INCORPORATED BY REFERENCE TO PRE-EFFECTIVE AMENDMENT #2 TO THIS REGISTRATION STATEMENT FILED ON FORM N-4, FILED ON DECEMBER 26, 2007.

Item 25. Directors and Officers of the Depositor.

    OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                             AS OF FEBRUARY 27, 2007


NAME AND PRINCIPAL
BUSINESS ADDRESS         POSITION WITH DEPOSITOR
------------------       -----------------------
James D. Gallagher*      Chairman, President, Director
Thomas Borshoff*         Director
Marc Costantini*         Director and Executive Vice President
Steven A. Finch*         Director
Ruth Ann Fleming*        Director
William P. Hicks III*    Director
Katherine MacMillan**    Director and Senior Vice President, Retirement Plan Services
Neil M. Merkel*          Director
Lynne Patterson**        Director, Senior Vice President, and CFO
Bradford J. Race, Jr.*   Director
Diana Scott*             Director
Bruce R. Speca*          Director
Robert L. Ullmann*       Director
Emanuel Alves*           Secretary and Chief Administrative Officer
James R. Boyle*          Executive Vice President, US Insurance
Peter J. Levitt**        Senior Vice President and Treasurer
Philip Clarkson**        Vice President, US Taxation
Brian Collins**          Vice President, US Taxation
Edward Eng*              Vice President, Product Development, Retirement Plan Services
Richard Harris           Appointed Actuary
Jonnie Smith*            Vice President, Administration
Gregory Mack*            Senior Vice President, Distribution
Hugh McHaffie*           Executive Vice President, US Wealth Management
Steven McCormick*        Vice President, Operations, Retirement Plan Services
Krishna Ramdial**        Vice President, Treasury
Thomas Samoluk*          Vice President, Government Relations
Jeffery J. Whitehead*    Vice President and Controller


*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports certain benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2007 appears below:

                         MANULIFE FINANCIAL CORPORATION
                   PRINCIPAL SUBSIDIARIES - DECEMBER 31, 2007

                                                                                                       ----------------------
                                                                                                         Manulife Financial
                                                                                                        Corporation (Canada)
                                                                                                       ----------------------
                                                                                                                  |
                                                                                                                  |
                                                                                                                  |-----------------
                                                                                                                  |
                                                                                                                  |
                                                                                                       ----------------------
                                                                                                       The Manufacturers Life
                                                                                                        Insurance Company (1)
                                                                                                              (Canada)
                                                                                                       ----------------------
                                                                                                                  |
                                                                                                                  |
                                                                                                                  |
 -----------------------------------------------------------------------------------------------------------------
|                  |                |                    |         :        |                  |              |
|                  |                |                    |         : 97.74% |                  |              |
|    ------------- |  ------------- |  --------------    |   -------------- |  --------------- |  ----------- |  ----------
|          NAL     |    MFC Global  |     Berkshire      |      Manulife    |      Manulife    |   MFC Global |      MLI
|       Resources  |    Investment  |     Insurance      |      Insurance    --    Holdings    |      Fund    |   Resources
|---   Management  |--  Management  |-- Services Inc.    |     (Thailand)          (Bermuda)    -- Management  --   Inc.
|        Limited   |     (U.S.A.)   |     (Ontario)      |       Public      --     Limited         (Europe)      (Alberta)
|       (Canada)   |      Limited   |                    |       Company    |      (Bermuda)        Limited
|                  |     (Canada)   |                    |       Limited    |                      (England)
|                  |                |                    |     (Thailand)   |
|    ------------- |  ------------- |  --------------    |   -------------- |  ---------------    -----------    ----------
|                  |                |                    |         |        |                          |             :
|                  |                |                    |         |99.9999%|                          |             : 99.91%
|                  |                |                    |         |        |                          |             :
|    ------------- |  ------------- |  --------------    |   -------------- |  ---------------    -----------    ----------
|       Manulife   |     Manulife   |      Berkshire     |       Manulife   |   Manufacturers      MFC Global     Manulife
|      Securities  |     Holdings   |     Investment     |         Asset    |--  P&C Limited       Investment       Life
|--- International  --  (Alberta)   |--     Group,       |      Management  |    (Barbados)        Management     Insurance
|         Ltd.           Limited    |        Inc.        |      (Thailand)  |                       (Europe)       Company
|       (Canada)        (Alberta)   |     (Ontario)      |       Company    |                       Limited       (Japan)
|                                   |                    |       Limited    |                      (England)
|                                   |                    |     (Thailand)   |
|    -------------    ------------- |  --------------    |   -------------- |  ---------------    -----------    ----------
|                           |       |                    |                  |                                        |
|                           |       |                    |                  |                                        |
|    -------------    ------------- |  --------------    |   -------------- |  ---------------                   ----------
|       Manulife         Manulife   |     Berkshire      |      Manulife    |   Manufacturers                    MFC Global
|---     Bank of         Holdings   |--  Securities      |---   (Vietnam)   |       Life                         Investment
|        Canada         (Delaware)  |       Inc.         |       Limited    |--  Reinsurance                     Management
|       (Canada)            LLC     |     (Ontario)      |      (Vietnam)   |      Limited                         (Japan)
|                       (Delaware)  |                    |                  |    (Barbados)                        Limited
|                                   |                    |                  |                                      (Japan)
|    -------------    ------------- |  --------------    |   -------------- |  ---------------                   ----------
|                           |       |                    |          |       |
|                           |       |                    |          |       |
|    -------------    ------------- |  --------------    |   -------------- |  ---------------
|       Manulife           The      |   EIS Services     |      Manulife    |     Manulife
|---     Canada       Manufacturers |     (Bermuda)      |       Vietnam    |   International
|         Ltd.         Investment    --    Limited       |        Fund       --   Holdings
|       (Canada)       Corporation        (Bermuda)      |     Management          Limited
|                      (Michigan)                        |       Company          (Bermuda)
|                                                        |       Limited
|                                                        |      (Vietnam)
|    -------------    -------------    --------------    |   --------------    ---------------
|                           |                            |                            |
|                           |----------------            |                            |----------------
|                           |                |           |                            |                |
|    -------------    -------------    --------------    |   --------------    ---------------    -----------
|     First North          John           Manulife       |      Manulife           Manulife        Manulife
|---   American        Hancock Life      Reinsurance     |---  (Singapore)     (International)       Asset
|      Insurance         Insurance         Limited       |      Pte. Ltd.          Limited        Management
|       Company           Company         (Bermuda)      |     (Singapore)        (Bermuda)         (Asia)
|      (Canada)          (U.S.A.)                        |                                          Limited
|                       (Michigan)                       |                                        (Barbados)
|    -------------    -------------    --------------    |   --------------    ---------------    -----------
|                           |                            |                           |                 |
|                   --------| 57%                        |                           | 51%             |
|                  |        |                            |                           |                 |
|    ------------- |  -------------    --------------    |   --------------    ---------------    -----------
|         FNA      |   John Hancock      PT Asuransi     |      Manulife          Manulife-        Manulife
 ---   Financial   |    Investment      Jiwa Manulife    |        Asset           Sinochem           Asset
         Inc.      |    Management        Indonesia   95%|     Management           Life          Management
       (Canada)    |     Services,         (1) (2)   --------  (Singapore)        Insurance       (Hong Kong)
                   |      LLC(3)         (Indonesia)     |        Pte.            Co. Ltd.          Limited
                   |    (Delaware)                       |        Ltd.             (China)        (Hong Kong)
                   |                                     |     (Singapore)
     ------------- |  -------------    --------------    |   --------------    ---------------    -----------
           |       |       /|\               :           |
           |       |        |  38%           :           |
           |       |        |                :           |
     ------------- |  -------------    --------------    |   --------------
       Elliott &   |      John          PT Manulife      |         The
         Page      |  Hancock Life         Aset          |    Manufacturers
        Limited    |    Insurance        Manajemen        ---     Life
       (Ontario)    --   Company         Indonesia            Insurance Co.
                       of New York      (Indonesia)          (Phils.), Inc.
                        (New York)                            (Philippines)
     -------------    -------------    --------------        --------------

----------------------
  Manulife Financial
 Corporation (Canada)
----------------------
           |
           |
           |---------------------------------------
           |                                        |
           |                                        |
----------------------                   ----------------------
The Manufacturers Life                    John Hancock Holdings
 Insurance Company (1)                     (Delaware) LLC (3)
       (Canada)                                (Delaware)
----------------------                   ----------------------
                                                    |
                                                    |
                                         ----------------------
                                         John Hancock Financial
                                             Services, Inc.
                                               (Delaware)
                                         ----------------------
                                                    |
                                                    |
                                                 -------------------------------------------------
                                                |                         |                       |
                                                |                         |                       |
                                         -------------------     -------------------     -------------------
                                            John Hancock             John Hancock            John Hancock
                                           Life Insurance           International        International, Inc.
                                               Company              Holdings, Inc.          (Massachusetts)
                                           (Massachusetts)         (Massachusetts)
                                         -------------------     -------------------     -------------------
                                                |                         |                       |
                                                |                         |                       |
          --------------------------------------|                         | 45.76%                | 50%
         |                                      |                         |                       |
         |        -----------------      -------------------     -------------------     -------------------
         |        PT Asuransi Jiwa            John Hancock        Manulife Insurance        John Hancock
   96.24%|------     John Hancock     --   Subsidiaries LLC       (Malaysia) Berhad          Tianan Life
         |          Indonesia (1)    |         (Delaware)             (Malaysia)          Insurance Company
         |           (Indonesia)     |                                                         (China)
         |        -----------------  |   -------------------     -------------------     -------------------
         |                           |
         |        -----------------  |   -------------------
         |           John Hancock    |       John Hancock
          ------    Variable Life    |--  Financial Network,
                  Insurance Company  |           Inc.
                   (Massachusetts)   |      (Massachusetts)
                  -----------------  |   -------------------
                                     |
                                     |   -------------------
                                     |     Hancock Natural
                                     |--   Resource Group,
                                     |          Inc.
                                     |       (Delaware)
                                     |   -------------------
                                     |
                                     |   -------------------
                                     |       Declaration
                                     |--    Management &
                                     |      Research LLC
                                     |       (Delaware)
                                     |   -------------------
                                     |
                                     |   -------------------
                                     |      The Berkeley
                                      -- Financial Group LLC
                                           (Delaware) (3)
                                         -------------------
                                                  :
                                                  :
                                         -------------------
                                            John Hancock
                                              Funds LLC
                                             (Delaware)
                                         -------------------

(1) The Manufacturers Life Insurance Company holds indirectly the remaining 3.76% of PT Asuransi Jiwa John Hancock Indonesia through PT Asuransi Jiwa Manulife Indonesia.

(2) PT Asuransi Jiwa Manulife Indonesia holds indirectly the remaining 5% of its own equity.

(3) John Hancock Holdings (Delaware) LLC holds indirectly the remaining 5% of John Hancock Investment Management Services LLC through The Berkeley Financial Group LLC.

.....    Indirect Control

----    Direct Control

Prepared by: Corporate Tax
Date:        Revised March 11,

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 27. Number of Contract Owners.


As of JANUARY 31, 2007, there were no qualified and no non-qualified contracts of the series offered hereby outstanding.


Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Variable Annuity Account H                              Principal Underwriter
John Hancock Variable Annuity Account U                              Principal Underwriter
John Hancock Variable Annuity Account V                              Principal Underwriter
John Hancock Variable Life Account UV                                Principal Underwriter
John Hancock Variable Annuity Account I                              Principal Underwriter
John Hancock Variable Annuity Account JF                             Principal Underwriter
John Hancock Variable Life Account S                                 Principal Underwriter
John Hancock Variable Life Account U                                 Principal Underwriter
John Hancock Variable Life Account V                                 Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Steve Finch***, Lynne Patterson*, Christopher M. Walker**, Warren Thomson***, and Karen Walsh**) who have authority to act on behalf of JHD LLC.

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 197 Clarendon St, Boston, MA 02116

     (c)  None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

     (a) Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940.

          John Hancock Life Insurance Company of New York (the "Company") hereby represents that the fees and charges deducted under the Contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

          Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

     (c)  Undertakings Pursuant to Item 32 of Form N-4

               (1) The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

               (2) The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

               (3) The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this twenty-fifth day of March 2008.


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
    (Depositor)


By: /s/ James D. Gallagher
    ---------------------------------
    James D. Gallagher
    Chairman and President


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK


By: /s/ James D. Gallagher
    ---------------------------------
    James D. Gallagher
    Chairman and President

                                   SIGNATURES


     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the twenty-fifth day of March 2008.



Signature                                Title
---------                                -----


/s/ James D. Gallagher                   Chairman and President
--------------------------------------   (Principal Executive Officer)
James D. Gallagher


/s/ Lynne Patterson                      Senior Vice President and CFO
--------------------------------------   (Principal Financial Officer)
Lynne Patterson


/s/ Jeffery J. Whitehead                 Vice President and Controller
--------------------------------------   (Principal Accounting Officer)
Jeffery J. Whitehead


         *                               Director
--------------------------------------
Thomas Borshoff


         *                               Director and Executive Vice President
--------------------------------------
Marc Costantini


         *                               Director
--------------------------------------
Steven A. Finch


         *                               Director
--------------------------------------
Ruth Ann Fleming


         *                               Director
--------------------------------------
William P. Hicks III


         *                               Director
--------------------------------------
Katherine MacMillan


         *                               Director
--------------------------------------
Neil M. Merkl


         *                               Director
--------------------------------------
Lynne Patterson


         *                               Director
--------------------------------------
Bradford J. Race, Jr.


         *                               Director
--------------------------------------
Diana Scott


         *                               Director
--------------------------------------
Bruce R. Speca


         *                               Director
--------------------------------------
Robert L. Ullmann


*/s/ Thomas J. Loftus                    Senior Counsel - Annuities
--------------------------------------
Thomas J. Loftus
Pursuant to Power of Attorney